UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10321
                                   ------------


                            AXP PARTNERS SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                              PORTFOLIO HOLDINGS
                                     FOR
                      RIVERSOURCE AGGRESSIVE GROWTH FUND
                               AT FEB. 28, 2006

INVESTMENTS IN SECURITIES

RiverSource Aggressive Growth Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

 Common Stocks (97.1%)

Issuer                                   Shares                Value(a)

Aerospace & Defense (2.4%)
BE Aerospace                          30,462(b)                $730,783
Ceradyne                               5,340(b)                 325,099
Precision Castparts                   32,538                  1,725,816
Total                                                         2,781,698

Air Freight & Logistics (0.8%)
C.H. Robinson Worldwide               11,420                    511,844
UTI Worldwide                          4,320(c)                 452,002
Total                                                           963,846

Beverages (0.5%)
Hansen Natural                         5,630(b)                 525,504

Biotechnology (1.6%)
Biogen Idec                            8,800(b)                 415,800
Celgene                               14,120(b)                 536,560
Cephalon                               5,680(b)                 451,446
PDL BioPharma                         13,350(b)                 417,989
Total                                                         1,821,795

Capital Markets (6.6%)
Affiliated Managers Group             13,674(b)               1,345,933
E*TRADE Financial                     40,049(b)               1,024,453
Investment Technology Group           17,678(b)                 803,995
Janus Capital Group                   38,657                    847,748
Jefferies Group                        5,234                    298,547
Legg Mason                             5,460                    713,021
Mellon Financial                      17,480                    630,853
T Rowe Price Group                    12,590                    966,660
TD Ameritrade Holding                 47,499                  1,033,579
Total                                                         7,664,789

Commercial Banks (0.5%)
Colonial BancGroup                     9,810                    246,329
UNIBANCO - Uniao
 de Bancos Brasileiros ADR             3,377(c)                 297,007
Total                                                           543,336


 Common Stocks (continued)

Issuer                                   Shares                Value(a)

Commercial Services & Supplies (1.2%)
Manpower                               8,930                   $479,005
Monster Worldwide                     19,430(b)                 951,293
Total                                                         1,430,298

Communications Equipment (1.6%)
F5 Networks                           12,080(b)                 819,265
JDS Uniphase                         165,220(b)                 502,269
Redback Networks                      10,000(b)                 189,500
SiRF Technology Holdings               8,890(b)                 332,753
Total                                                         1,843,787

Computers & Peripherals (1.4%)
Apple Computer                        14,466(b)                 991,500
Electronics for Imaging                1,317(b)                  35,322
Network Appliance                     13,590(b)                 450,644
Rackable Systems                       3,466(b)                 136,664
Total                                                         1,614,130

Construction & Engineering (5.7%)
EMCOR Group                            7,059(b)                 307,702
Foster Wheeler                        42,397(b)               2,035,056
Jacobs Engineering Group               5,289(b)                 453,479
McDermott Intl                        42,034(b)               2,166,852
Quanta Services                       67,910(b)                 929,688
Shaw Group                            21,171(b)                 706,053
Total                                                         6,598,830

Construction Materials (1.7%)
CEMEX ADR                             15,850(c)                 978,896
Florida Rock Inds                      7,300                    420,553
Martin Marietta Materials              6,075                    592,313
Total                                                         1,991,762

Diversified Financial Services (2.3%)
AllianceBernstein Holding LP           4,686                    301,169
Chicago Mercantile
 Exchange Holdings                     1,950                    829,920
Moody's                                7,760                    519,920
NASDAQ Stock Market                   24,904(b)               1,008,861
Total                                                         2,659,870

 Common Stocks (continued)

Issuer                                   Shares                Value(a)

Electrical Equipment (1.9%)
ABB                                   52,826(b,c)              $633,015
ALSTOM                                 3,568(b,c)               304,928
AMETEK                                 8,500                    364,140
Evergreen Solar                        9,411(b)                 146,717
General Cable                         10,720(b)                 289,440
Roper Inds                            10,300                    464,221
Total                                                         2,202,461

Electronic Equipment & Instruments (1.9%)
Agilent Technologies                  38,340(b)               1,380,240
Cogent                                16,820(b)                 391,233
Itron                                  4,750(b)                 282,435
Vishay Intertechnology                13,464(b)                 195,497
Total                                                         2,249,405

Energy Equipment & Services (4.3%)
Cal Dive Intl                          8,480(b)                 298,581
Cooper Cameron                        10,040(b)                 406,620
Diamond Offshore Drilling             15,624                  1,209,141
Grant Prideco                          8,840(b)                 357,755
Helmerich & Payne                      8,883                    584,235
Natl Oilwell Varco                    29,742(b)               1,810,693
Weatherford Intl                       6,909(b)                 297,916
Total                                                         4,964,941

Food & Staples Retailing (0.5%)
Whole Foods Market                     8,930                    570,448

Food Products (0.4%)
Archer-Daniels-Midland                14,919                    473,231

Health Care Equipment & Supplies (2.5%)
Dade Behring Holdings                 12,140                    442,867
Hologic                                7,919(b)                 378,766
Intuitive Surgical                     3,980(b)                 358,996
ResMed                                10,090(b)                 409,553
Thermo Electron                        7,580(b)                 262,420
Varian Medical Systems                17,348(b)               1,004,102
Total                                                         2,856,704





See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

1 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                   Shares                Value(a)

Health Care Providers & Services (7.3%)
Aetna                                 14,170                   $722,670
Cerner                                13,260(b)                 552,014
DaVita                                10,360(b)                 604,920
Express Scripts                       18,976(b)               1,656,036
Humana                                29,145(b)               1,505,922
Omnicare                              20,371                  1,239,575
Pharmaceutical Product
 Development                          20,490                  1,425,899
Psychiatric Solutions                  8,828(b)                 291,589
Quest Diagnostics                      8,340                    440,936
Total                                                         8,439,561

Hotels, Restaurants & Leisure (2.0%)
Intl Game Technology                  33,151                  1,185,811
Scientific Games Cl A                 14,910(b)                 455,948
Station Casinos                       10,530                    720,779
Total                                                         2,362,538

Household Durables (0.6%)
Harman Intl Inds                       5,910                    652,169

Insurance (0.9%)
Aon                                    7,064                    279,805
HCC Insurance Holdings                13,220                    425,552
WR Berkley                             5,082                    294,197
Total                                                           999,554

Internet & Catalog Retail (0.6%)
NutriSystem                             16,013(b)               688,079

Internet Software & Services (2.1%)
Akamai Technologies                   25,760(b)                 682,640
aQuantive                             13,960(b)                 371,196
CNET Networks                         31,090(b)                 430,286
Openwave Systems                      32,010(b)                 635,399
ValueClick                            21,410(b)                 374,889
Total                                                         2,494,410

IT Services (1.1%)
Fidelity National Information
 Services                              5,800                    229,970
Global Payments                        8,410                    437,824
MPS Group                             19,500(b)                 295,230
Satyam Computer Services
 ADR                                   7,085(c)                 291,548
Total                                                         1,254,572

Machinery (4.5%)
Daifuku                               15,500(c)                 290,583
Gardner Denver                         4,620(b)                 283,483
JLG Inds                              17,711                  1,044,772
Joy Global                            15,270                    787,321
Manitowoc                             18,242                  1,405,911
Oshkosh Truck                          8,330                    472,561
Terex                                 12,344(b)                 977,028
Total                                                         5,261,659

Media (1.0%)
Getty Images                           5,760(b)                 466,733
Grupo Televisa ADR                     1,582(c)                 124,124
XM Satellite Radio Holdings
 Cl A                                 27,560(b)                 608,800
Total                                                         1,199,657

 Common Stocks (continued)

Issuer                                   Shares                Value(a)

Metals & Mining (4.7%)
Allegheny Technologies                26,770                 $1,352,153
CONSOL Energy                          7,150                    457,743
Freeport-McMoRan
 Copper & Gold Cl B                    9,690                    490,605
Oregon Steel Mills                    30,893(b)               1,170,227
Peabody Energy                        20,274                    978,626
Titanium Metals                       25,022(b)               1,026,402
Total                                                         5,475,756

Multiline Retail (0.5%)
Nordstrom                             14,540                    552,520

Oil & Gas (3.6%)
ATP Oil & Gas                          6,983(b)                 260,117
Range Resources                       30,495                    729,745
Southwestern Energy                   51,358(b)               1,648,079
Sunoco                                 8,400                    622,440
Ultra Petroleum                        6,780(b)                 352,831
XTO Energy                            13,160                    551,272
Total                                                         4,164,484

Pharmaceuticals (2.1%)
Allergan                               6,740                    729,672
Barr Pharmaceuticals                   5,880(b)                 395,018
Forest Laboratories                   18,460(b)                 847,315
Shire Pharmaceuticals ADR             10,090(c)                 480,082
Total                                                         2,452,087

Real Estate (1.4%)
CB Richard Ellis Group Cl A            7,130(b)                 489,688
Mitsui Fudosan                        27,000(c)                 560,881
Tokyu Land                            59,000(c)                 523,482
Total                                                         1,574,051

Real Estate Investment Trust (0.9%)
Starwood Hotels &
 Resorts Worldwide Unit               17,070                  1,083,945

Road & Rail (0.3%)
Landstar System                        6,900                    321,471

Semiconductors & Semiconductor Equipment (10.3%)
Advanced Micro Devices                68,224(b)               2,638,221
ASML Holding                          20,490(b,c)               423,733
ATI Technologies                      22,548(b,c)               358,062
Broadcom Cl A                         29,295(b)               1,320,911
Brooks Automation                     16,925(b)                 265,553
Cymer                                  6,696(b)                 301,186
Diodes                                 7,721(b)                 291,699
Intersil Cl A                         23,128                    655,448
KLA-Tencor                            17,650                    921,859
Lam Research                           6,346(b)                 273,513
Marvell Technology Group               9,321(b,c)               570,632
MEMC Electronic Materials              9,783(b)                 327,633
Micron Technology                     40,790(b)                 632,653
Microsemi                              9,575(b)                 294,431
Novellus Systems                       8,970(b)                 239,768
OmniVision Technologies               12,967(b)                 330,659
PMC-Sierra                            32,910(b)                 336,011
Silicon Laboratories                  10,070(b)                 483,159
SunPower Cl A                          2,529(b)                 111,023


 Common Stocks (continued)

Issuer                                   Shares                Value(a)

Semiconductors & Semiconductor Equipment (cont.)
Trident Microsystems                  26,600(b)                $743,204
Varian Semiconductor
 Equipment Associates                 12,260(b)                 578,182
Total                                                        12,097,540

Software (0.6%)
Red Hat                               13,630(b)                 366,238
Salesforce.com                         8,710(b)                 303,544
Total                                                           669,782

Specialty Retail (3.8%)
Abercrombie & Fitch Cl A               8,424                    567,104
Chico's FAS                           30,223(b)               1,421,993
Circuit City Stores                   36,805                    884,424
GameStop Cl A                          8,410(b)                 336,652
Urban Outfitters                      15,820(b)                 444,542
Williams-Sonoma                       12,860(b)                 520,701
Yamada Denki                           2,700(c)                 289,276
Total                                                         4,464,692

Textiles, Apparel & Luxury Goods (0.9%)
Coach                                 28,970(b)               1,034,808

Trading Companies & Distributors (1.5%)
Watsco                                 5,836                    406,302
WESCO Intl                            22,581(b)               1,294,343
Total                                                         1,700,645

Wireless Telecommunication Services (8.6%)
America Movil ADR Series L            60,362(c)               2,096,372
American Tower Cl A                   54,434(b)               1,732,634
Crown Castle Intl                     49,365(b)               1,547,593
NII Holdings                          74,319(b)               3,806,620
SBA Communications Cl A               39,025(b)                 877,672
Total                                                        10,060,891

Total Common Stocks
(Cost: $94,020,650)                                        $112,761,706

 Short-Term Securities (2.9%)

Issuer                 Effective         Amount                Value(a)
                         yield         payable at
                                        maturity

Commercial Paper
Chesham Finance LLC
  03-01-06                4.56%        $1,600,000            $1,599,797
HSBC Finance
  03-01-06                4.57          1,800,000             1,799,772

Total Short-Term Securities
(Cost: $3,400,000)                                           $3,399,569

Total Investments in Securities
(Cost: $97,420,650)(d)                                     $116,161,275




See accompanying notes to investments in securities.

--------------------------------------------------------------------------------

2 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

 Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent SemiAnnual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 7.5% of net assets.

(d) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $97,421,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                  $19,531,000

      Unrealized depreciation                                     (791,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                              $18,740,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.



--------------------------------------------------------------------------------

3 -- RIVERSOURCE AGGRESSIVE GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6260-80 E (4/06)

                              PORTFOLIO HOLDINGS

                                      FOR

                      RIVERSOURCE FUNDAMENTAL GROWTH FUND

                               AT FEB. 28, 2006

INVESTMENTS IN SECURITIES

RiverSource Fundamental Growth Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.0%)

Issuer                                Shares                   Value(a)

Aerospace & Defense (3.6%)
Boeing                                37,440                 $2,721,514
General Dynamics                      15,630                  1,926,710
United Technologies                   16,690                    976,365
Total                                                         5,624,589

Beverages (1.5%)
PepsiCo                               40,860                  2,415,235

Biotechnology (3.2%)
Amgen                                 43,040(b)               3,249,090
Genzyme                                7,760(b)                 538,078
Gilead Sciences                       13,310(b)                 828,814
MedImmune                             11,260(b)                 410,877
Total                                                         5,026,859

Capital Markets (5.3%)
Charles Schwab                       107,210                  1,737,874
Franklin Resources                    25,540                  2,622,448
Legg Mason                            13,470                  1,759,047
UBS                                   19,980(c)               2,122,475
Total                                                         8,241,844

Commercial Banks (1.1%)
Commerce Bancorp                      54,010                  1,791,512

Commercial Services & Supplies (0.2%)
Equifax                               10,650                    390,216

Communications Equipment (4.9%)
Cisco Systems                        102,790(b)               2,080,470
QUALCOMM                             119,410                  5,637,346
Total                                                         7,717,816

Computers & Peripherals (6.1%)
Apple Computer                        33,270(b)               2,280,326
Dell                                  43,820(b)               1,270,780
EMC                                   87,380(b)               1,225,068
Network Appliance                    101,440(b)               3,363,750
SanDisk                               23,860(b)               1,439,712
Total                                                         9,579,636


Common Stocks (continued)

Issuer                                Shares                   Value(a)

Construction & Engineering (0.6%)
Fluor                                 11,300                   $975,190

Consumer Finance (0.5%)
American Express                      14,720                    793,114

Diversified Financial Services (3.7%)
Chicago Mercantile
 Exchange Holdings                     5,240                  2,230,144
Moody's                               32,720                  2,192,240
NASDAQ Stock Market                   33,769(b)               1,367,982
Total                                                         5,790,366

Energy Equipment & Services (4.4%)
Baker Hughes                          28,310                  1,924,231
Halliburton                           18,910                  1,285,880
Schlumberger                          32,260                  3,709,900
Total                                                         6,920,011

Food & Staples Retailing (1.0%)
Wal-Mart Stores                       34,100                  1,546,776

Food Products (1.0%)
Hershey                                6,600                    337,590
WM Wrigley Jr                         19,340                  1,228,864
Total                                                         1,566,454

Health Care Equipment & Supplies (6.1%)
Fisher Scientific Intl                17,040(b)               1,161,446
Medtronic                             93,170                  5,026,522
St Jude Medical                       24,420(b)               1,113,552
Stryker                               23,650                  1,093,103
Zimmer Holdings                       16,890(b)               1,168,450
Total                                                         9,563,073

Health Care Providers & Services (5.4%)
Caremark Rx                           27,440(b)               1,365,140
Coventry Health Care                  17,155(b)               1,022,781
Medco Health Solutions                24,800(b)               1,381,856
UnitedHealth Group                    54,810                  3,191,587
WellPoint                             19,770(b)               1,518,138
Total                                                         8,479,502

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Hotels, Restaurants & Leisure (2.7%)
Carnival Unit                         28,590                 $1,476,674
Harrah's Entertainment                16,420                  1,180,926
Las Vegas Sands                        3,280(b)                 174,988
Marriott Intl Cl A                    21,260                  1,454,184
Total                                                         4,286,772

Household Durables (1.6%)
DR Horton                             17,860                    609,205
Fortune Brands                        16,240                  1,259,411
Lennar Cl A                            9,310                    557,297
Total                                                         2,425,913

Household Products (0.5%)
Procter & Gamble                      13,650                    818,045

Insurance (0.7%)
Progressive                            6,220                    668,339
Willis Group Holdings                 11,430(c)                 393,649
Total                                                         1,061,988

Internet Software & Services (2.4%)
Google Cl A                            8,090(b)               2,933,595
Yahoo!                                25,660(b)                 822,660
Total                                                         3,756,255

IT Services (2.0%)
First Data                            70,860                  3,197,912

Machinery (0.7%)
Danaher                               17,560                  1,063,785

Media (7.3%)
Clear Channel
 Communications                       32,330                    914,939
Lamar Advertising Cl A                17,780(b)                 907,136
McGraw-Hill Companies                 57,310                  3,042,587
Pixar                                 11,570(b)                 738,166
Time Warner                           72,240                  1,250,474
Univision Communications
 Cl A                                 67,230(b)               2,248,843
Viacom Cl B                           45,470(b)               1,816,981


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Media (cont.)
XM Satellite Radio
 Holdings Cl A                        18,030(b)                $398,283
Total                                                        11,317,409

Metals & Mining (1.2%)
Cameco                                50,720(c)               1,882,726

Multiline Retail (0.6%)
Target                                16,160                    879,104

Oil & Gas (2.4%)
Chesapeake Energy                     12,100                    359,249
Petro-Canada                          20,730(c)                 948,605
Suncor Energy                         32,310(c)               2,415,172
Total                                                         3,723,026

Pharmaceuticals (5.5%)
AstraZeneca ADR                       67,580(c)               3,125,575
Eli Lilly & Co                        12,850                    714,717
Pfizer                                27,220                    712,892
Sanofi-Aventis ADR                    35,700(c)               1,521,891
Schering-Plough                       74,140                  1,371,590
Wyeth                                 24,240                  1,207,152
Total                                                         8,653,817


Common Stocks (continued)

Issuer                                Shares                   Value(a)

Real Estate Investment Trust (1.0%)
Starwood Hotels & Resorts
 Worldwide Unit                       24,920                 $1,582,420

Semiconductors & Semiconductor Equipment (2.8%)
Intel                                 30,370                    625,622
Linear Technology                     44,700                  1,647,642
Marvell Technology Group              28,530(b,c)             1,746,607
NVIDIA                                 8,440(b)                 397,777
Total                                                         4,417,648

Software (7.7%)
Adobe Systems                         62,590                  2,417,226
Electronic Arts                       83,900(b)               4,360,283
Microsoft                            193,020                  5,192,237
Total                                                        11,969,746

Specialty Retail (2.1%)
Abercrombie & Fitch Cl A              13,850                    932,382
Lowe's Companies                      34,790                  2,371,982
Total                                                         3,304,364

Thrifts & Mortgage Finance (5.0%)
Countrywide Financial                 92,110                  3,175,953
Freddie Mac                           61,730                  4,159,984
Golden West Financial                  7,120                    505,734
Total                                                         7,841,671

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Wireless Telecommunication Services (2.0%)
America Movil ADR Series L            20,480(c)                $711,270
American Tower Cl A                   29,840(b)                 949,807
Crown Castle Intl                     46,380(b)               1,454,014
Total                                                         3,115,091

Total Common Stocks
(Cost: $139,622,448)                                       $151,719,885

Short-Term Securities (3.4%)

Issuer       Effective                Amount                   Value(a)
                 yield            payable at
                                    maturity

Commercial Paper
Chesham Finance LLC
   03-01-06          4.56%        $4,000,000                 $3,999,493
HSBC Finance
   03-01-06          4.57          1,300,000                  1,299,835

Total Short-Term Securities
(Cost: $5,300,000)                                           $5,299,328

Total Investments in Securities
(Cost: $144,922,448)(d)                                    $157,019,213


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 9.5% of net assets.

(d) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $144,922,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $14,294,000

      Unrealized depreciation                                      (2,197,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $12,097,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE FUNDAMENTAL GROWTH FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6261-80 E (4/06)

                             PORTFOLIO HOLDINGS FOR
                                  RIVERSOURCE
                             FUNDAMENTAL VALUE FUND
                                AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Fundamental Value Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (102.2%)

Issuer                                Shares                   Value(a)

Air Freight & Logistics (0.6%)
United Parcel Service Cl B            87,600                 $6,544,596

Automobiles (1.8%)
Harley-Davidson                      377,900(d)              19,843,529

Beverages (2.0%)
Diageo ADR                           221,200(c)              13,648,040
Heineken Holding                     248,750(c)               8,658,094
Total                                                        22,306,134

Capital Markets (0.9%)
Morgan Stanley                       126,300                  7,535,058
State Street                          39,600                  2,474,208
Total                                                        10,009,266

Commercial Banks (7.8%)
Commerce Bancorp                     184,300(d)               6,113,231
Fifth Third Bancorp                  256,100(d)               9,898,265
HSBC Holdings ADR                    385,743(c)              33,054,318
Lloyds TSB Group ADR                 231,300(c)               9,055,395
Wells Fargo & Co                     463,200                 29,737,440
Total                                                        87,858,649

Commercial Services & Supplies (2.1%)
Dun & Bradstreet                     102,900(b)               7,484,946
H&R Block                            692,600                 15,444,980
Total                                                        22,929,926

Communications Equipment (0.3%)
Nokia ADR                            158,800(c)               2,950,504

Computers & Peripherals (2.2%)
Dell                                 341,100(b)               9,891,900
Hewlett-Packard                      234,000                  7,677,540
Lexmark Intl Cl A                    137,500(b)               6,474,875
Total                                                        24,044,315

Construction Materials (1.7%)
Martin Marietta Materials            105,200                 10,257,000
Vulcan Materials                     110,100                  8,697,900
Total                                                        18,954,900

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Consumer Finance (4.9%)
American Express                   1,011,900                $54,521,172

Containers & Packaging (2.3%)
Sealed Air                           459,700(b)              26,147,736

Diversified Financial Services (8.3%)
Citigroup                            538,900                 24,988,793
JPMorgan Chase & Co                1,156,040                 47,559,486
Moody's                              260,300                 17,440,100
Principal Financial Group             75,400                  3,673,488
Total                                                        93,661,867

Diversified Telecommunication Services (0.4%)
Telewest Global                      196,600(b,c)             4,688,910

Energy Equipment & Services (0.9%)
Transocean                           136,500(b)              10,125,570

Food & Staples Retailing (6.6%)
Costco Wholesale                     994,200                 50,982,576
Wal-Mart Stores                      496,000                 22,498,560
Total                                                        73,481,136

Food Products (0.7%)
Hershey                              152,200                  7,785,030

Health Care Providers & Services (4.4%)
Cardinal Health                      189,100                 13,728,660
Caremark Rx                          282,600(b)              14,059,350
HCA                                  433,200                 20,750,280
Total                                                        48,538,290

Household Durables (0.2%)
Hunter Douglas                        40,403(c)               2,432,099

Industrial Conglomerates (4.0%)
Tyco Intl                          1,735,944(c)              44,769,996

Insurance (17.2%)
American Intl Group                  838,200                 55,622,952
Aon                                  240,500                  9,526,205
Berkshire Hathaway Cl B               15,069(b)              43,519,272
Chubb                                 34,300                  3,284,225

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Insurance (cont.)
Loews                                236,700                $21,837,942
Markel                                 2,500(b)                 821,375
Marsh & McLennan
  Companies                          316,200                  9,773,742
Progressive                          304,000                 32,664,800
Sun Life Financial                    47,300(c)               2,063,226
Transatlantic Holdings               225,325                 13,776,371
Total                                                       192,890,110

Internet & Catalog Retail (0.4%)
Expedia                               89,600(b)               1,699,712
IAC/InterActiveCorp                   87,600(b)               2,561,424
Total                                                         4,261,136

IT Services (1.6%)
Iron Mountain                        413,000(b)              18,048,100

Marine (0.4%)
Kuehne & Nagel Intl                   14,501(c)               4,374,663

Media (5.8%)
Comcast Special Cl A               1,243,600(b)              33,266,300
Gannett                               55,400                  3,443,664
Lagardere                            149,400(c)              11,557,706
Liberty Media Cl A                   686,000(b)               5,652,640
News Corp Cl A                       327,700                  5,334,956
NTL                                   35,700(b)               2,350,845
WPP Group ADR                         51,600(c)               2,992,284
Total                                                        64,598,395

Metals & Mining (0.5%)
BHP Billiton                         154,900(c)               2,602,907
Rio Tinto                             55,000(c)               2,585,248
Total                                                         5,188,155

Oil & Gas (10.3%)
ConocoPhillips                      613,7163                  7,412,127
Devon Energy                         434,000                 25,445,420
EOG Resources                        370,500                 24,971,700
Occidental Petroleum                 304,100                 27,837,314
Total                                                       115,666,561



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Personal Products (0.9%)
Avon Products                        360,200                $10,391,770

Real Estate Investment Trust (1.6%)
CenterPoint Properties Trust         353,100                 17,602,035

Software (1.5%)
Microsoft                            607,800                 16,349,820

Thrifts & Mortgage Finance (3.9%)
Golden West Financial                605,700                 43,022,871

Tobacco (4.6%)
Altria Group                         713,200                 51,279,080

Transportation Infrastructure (0.9%)
China Merchants
  Holdings Intl                    2,086,000(c)               5,942,943
COSCO Pacific                      1,808,000(c)               3,834,064
Total                                                         9,777,007

Wireless Telecommunication Services (0.5%)
SK Telecom ADR                       218,700(c,d)             5,281,605

Total Common Stocks
(Cost: $924,633,519)                                     $1,140,324,933

Short-Term Securities (1.9%)(e)

Issuer            Effective           Amount                   Value(a)
                      yield       payable at
                                    maturity
Commercial Paper
Amsterdam Funding
   03-06-06               4.39%   $4,000,000(f)              $3,997,074
   04-03-06               4.57     5,000,000(f)               4,978,514
Five Finance
   04-25-06               4.56       800,000                    794,369
HSBC Finance
   03-01-06               4.57     5,500,000                  5,499,302
Park Granada LLC
   03-24-06               4.54     1,607,000(f)               1,602,147
   04-19-06               4.52     3,000,000(f)               2,981,270
Sedna Finance
   04-18-06               4.52     1,200,000                  1,192,658

Total Short-Term Securities
(Cost: $21,047,741)                                         $21,045,334

Total Investments in Securities
(Cost: $945,681,260)(g)                                  $1,161,370,267


Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 14.4% of net assets.

(d)   At Feb. 28, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.5% of net assets. 0.4% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $13,559,005 or 1.2% of net assets.

(g) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $945,681,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $239,527,000

      Unrealized depreciation                                  (23,838,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $215,689,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE FUNDAMENTAL VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6236-80 E (4/06)

                               PORTFOLIO HOLDINGS
                                     FOR
                        RIVERSOURCE SELECT VALUE FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Select Value Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.0%)

Issuer                                Shares                   Value(a)

Aerospace & Defense (5.2%)
Curtiss-Wright                        94,000                 $5,812,960
Empresa Brasileira
 de Aeronautica ADR                   28,000(c)               1,113,000
Fairchild Cl A                       255,000(b)                 606,900
GenCorp                              145,000(b)               2,791,250
Honeywell Intl                       275,000                 11,261,250
Kaman                                 16,000                    363,360
Precision Castparts                  100,002                  5,304,106
Rolls-Royce Group                    600,000(b,c)             4,611,558
Sequa Cl A                            15,000(b)               1,273,650
Sequa Cl B                            25,000(b)               2,124,750
Total                                                        35,262,784

Air Freight & Logistics (0.1%)
Park-Ohio Holdings                    30,000(b)                 621,600

Auto Components (1.2%)
Autoliv                                2,000(c)                 107,100
BorgWarner                            40,000                  2,230,800
Dana                                 465,000                    818,400
Johnson Controls                      16,000                  1,140,320
Midas                                 70,000(b)               1,332,800
Modine Mfg                            80,000                  2,244,000
Proliance Intl                        28,281(b)                 148,475
Total                                                         8,021,895

Automobiles (0.2%)
Coachmen Inds                         25,000                    295,000
DaimlerChrysler                       25,000(c)               1,386,750
Total                                                         1,681,750

Beverages (3.5%)
Anheuser-Busch Companies              20,000                    830,800
Brown-Forman Cl A                     50,000                  3,570,500
Coca-Cola                            105,000                  4,406,850
Diageo ADR                            85,000(c)               5,244,500
Fomento Economico
 Mexicano ADR                         62,000(c)               5,393,380
PepsiAmericas                        100,000                  2,392,000

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Beverages (cont.)
PepsiCo                               13,000                   $768,430
Pernod-Ricard ADR                     30,002(c)               1,284,140
Total                                                        23,890,600

Capital Markets (1.8%)
Bear Stearns Companies                 6,000                    806,640
Deutsche Bank                         40,000(c,d)             4,430,000
Mellon Financial                      22,000                    793,980
Merrill Lynch & Co                    40,000                  3,088,400
Northern Trust                        12,000                    632,640
State Street                           6,000                    374,880
T Rowe Price Group                    30,000                  2,303,400
Total                                                        12,429,940

Chemicals (2.0%)
Albemarle                             16,000                    679,200
Chemtura                              70,000                    775,600
Ecolab                                42,000                  1,519,980
Ferro                                110,000                  2,208,800
Givaudan                                 250(c)                 178,994
Hercules                             200,000(b)               2,370,000
MacDermid                             30,000                    882,600
Omnova Solutions                      50,000(b)                 303,500
Sensient Technologies                262,000                  4,695,040
Total                                                        13,613,714

Commercial Banks (0.8%)
BB&T                                   5,000                    197,650
Compass Bancshares                    10,000                    502,800
M&T Bank                              14,000                  1,573,600
PNC Financial Services
 Group                                25,000                  1,758,750
Wilmington Trust                      27,000                  1,155,870
Total                                                         5,188,670

Commercial Services & Supplies (2.6%)
Allied Waste Inds                    200,000(b)               2,142,000
H&R Block                             45,000                  1,003,500
Nashua                                43,200(b)                 294,235
Republic Services                    138,000                  5,364,060

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Commercial Services & Supplies (cont.)
Rollins                               60,000                 $1,162,200
Waste Management                     230,000                  7,649,800
Total                                                        17,615,795

Communications Equipment (0.9%)
CBS Cl A                              95,000                  2,324,650
Corning                               70,000(b)               1,708,700
Motorola                             100,000                  2,140,000
Sycamore Networks                     40,000(b)                 186,800
Total                                                         6,360,150

Containers & Packaging (0.7%)
Greif Cl A                            67,000                  3,879,970
Sealed Air                            10,000(b)                 568,800
Total                                                         4,448,770

Distributors (1.2%)
Genuine Parts                        180,000                  8,013,600

Diversified Telecommunication Services (2.7%)
ALLTEL                                 5,000                    315,750
BCE                                   20,000(c)                 485,200
BT Group ADR                          16,000(c)                 579,680
Cincinnati Bell                      430,000(b)               1,758,700
Commonwealth Telephone
 Enterprises                         100,000                  3,228,000
Qwest Communications Intl            350,000(b)               2,212,000
Sprint Nextel                        400,175                  9,616,205
Total                                                        18,195,535

Electric Utilities (5.8%)
Allegheny Energy                     210,000(b)               7,509,600
CH Energy Group                       23,500                  1,153,850
DPL                                  125,000                  3,365,000
Duquesne Light Holdings              160,000                  2,776,000
Edison Intl                           75,000                  3,327,000
El Paso Electric                     220,000(b)               4,499,000
FPL Group                             50,000                  2,096,500
Great Plains Energy                   25,000                    710,000
Northeast Utilities                  145,000                  2,844,900
NSTAR                                160,000                  4,697,600

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Electric Utilities (cont.)
PG&E                                  21,000                   $799,050
TECO Energy                           35,000                    597,100
TXU                                    2,000                    104,780
Westar Energy                         83,000                  1,786,160
Xcel Energy                          180,000                  3,340,800
Total                                                        39,607,340

Electrical Equipment (3.2%)
Acuity Brands                          4,000                    157,960
AMETEK                                20,000                    856,800
Cooper Inds Cl A                     142,000                 11,885,400
SL Inds                                8,000(b)                 120,800
Thomas & Betts                       170,000(b)               8,364,000
Total                                                        21,384,960

Electronic Equipment & Instruments (0.4%)
CTS                                  220,000                  2,717,000

Energy Equipment & Services (0.2%)
Transocean                            20,000(b)               1,483,600

Food & Staples Retailing (0.6%)
Costco Wholesale                      20,000                  1,025,600
Safeway                               76,000                  1,847,560
Topps                                130,000                  1,050,400
Total                                                         3,923,560

Food Products (7.6%)
Archer-Daniels-Midland               320,000                 10,150,400
Cadbury Schweppes ADR                100,000(c,d)             4,092,000
Campbell Soup                        110,000                  3,424,300
Corn Products Intl                   105,000                  2,830,800
Del Monte Foods                      250,000                  2,720,000
Flowers Foods                         85,000                  2,337,500
General Mills                        220,000                 10,834,999
Groupe Danone                          3,000(c)                 345,013
Groupe Danone ADR                    110,000(c,d)             2,647,700
Hershey                               17,000                    869,550
HJ Heinz                              95,000                  3,597,650
JM Smucker                            10,000                    395,200
Ralcorp Holdings                       7,000(b)                 270,340
Tootsie Roll Inds                     15,276                    431,700
WM Wrigley Jr                         90,000                  5,718,600
Total                                                        50,665,752

Gas Utilities (0.5%)
ONEOK                                 45,000                  1,376,550
Southwest Gas                         60,000                  1,711,200
Total                                                         3,087,750

Health Care Equipment & Supplies (1.2%)
BIOLASE Technology                    25,000(d)                 191,750
Bio-Rad Laboratories Cl A              5,000(b)                 286,550
DENTSPLY Intl                         15,000                    854,850
INAMED                                30,000(b)               2,652,900
Matthews Intl Cl A                    20,000                    742,800
Orthofix Intl                         23,000(b,c)               954,500
Sybron Dental Specialties             30,000(b)               1,147,800
Thermo Electron                       27,000(b)                 934,740
Young Innovations                     10,100                    340,370
Zimmer Holdings                        3,000(b)                 207,540
Total                                                         8,313,800

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Health Care Providers & Services (1.3%)
Chemed                                68,000                 $3,769,920
Henry Schein                          65,000(b)               3,032,250
Owens & Minor                         10,000                    318,900
Patterson Companies                   50,000(b)               1,802,000
Total                                                         8,923,070

Hotels, Restaurants & Leisure (4.0%)
Aztar                                120,000(b)               3,621,600
Canterbury Park Holding               55,000                    816,750
Churchill Downs                       33,000                  1,322,310
Dover Downs Gaming
 & Entertainment                      25,000                    415,000
Dover Motorsports                     70,000                    347,900
Gaylord Entertainment                 62,000(b)               2,768,300
GTECH Holdings                        10,000                    333,800
Hilton Hotels                         70,000                  1,694,000
Intl Game Technology                  15,000                    536,550
Kerzner Intl                          12,000(b,c)               807,480
Ladbrokes                          1,200,000(c)               7,766,268
Las Vegas Sands                       13,000(b)                 693,550
Magna Entertainment Cl A              60,000(b,c,d)             402,600
MGM Mirage                            96,000(b)               3,549,120
Pinnacle Entertainment                18,000(b)                 504,900
Rank Group                           200,000(c)                 913,782
Six Flags                             50,000(b)                 527,500
Steak n Shake                          7,000(b)                 127,610
Total                                                        27,149,020

Household Durables (1.5%)
Cavalier Homes                        45,000(b)                 318,150
Cavco Inds                            28,000(b)               1,289,400
Champion Enterprises                 220,000(b)               3,414,400
Fleetwood Enterprises                180,000(b)               2,034,000
Fortune Brands                        10,000                    775,500
Nobility Homes                        10,800                    276,480
Palm Harbor Homes                     24,300(b)                 509,085
Skyline                               45,000                  1,805,400
Total                                                        10,422,415

Household Products (2.7%)
Church & Dwight                      120,000                  4,143,600
Clorox                                35,000                  2,133,250
Colgate-Palmolive                     15,000                    817,200
Energizer Holdings                    65,000(b)               3,550,950
Procter & Gamble                     123,000                  7,371,390
Total                                                        18,016,390

Industrial Conglomerates (0.7%)
Alleghany                             10,000(b)               2,880,000
Tredegar                              35,000                    577,500
Tyco Intl                             50,000(c)               1,289,500
Total                                                         4,747,000

Insurance (0.5%)
American Intl Group                    2,500                    165,900
Argonaut Group                        11,000(b)                 401,720
Fidelity Natl Financial               18,000                    679,680
Fidelity Natl Title Group Cl A         3,150                     74,655
Phoenix Companies                     50,000                    717,500
Unitrin                               27,000                  1,305,450
Total                                                         3,344,905

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Internet & Catalog Retail (0.1%)
IAC/InterActiveCorp                   27,000(b)                $789,480

Internet Software & Services (0.2%)
Yahoo!                                50,000(b)               1,603,000

Machinery (6.4%)
ACCO Brands                            9,850(b)                 234,233
Clarcor                               75,000                  2,538,750
CNH Global                           150,000(c)               3,790,500
Crane                                130,000                  5,003,700
Deere & Co                           106,000                  8,084,620
Donaldson                             24,000                    831,840
Flowserve                             62,000(b)               3,186,800
ITT Inds                             192,000                 10,080,000
Navistar Intl                         69,000(b)               2,025,150
Oshkosh Truck                         56,000                  3,176,880
PACCAR                                 6,000                    419,220
Watts Water Technologies
 Cl A                                120,000                  4,293,600
Total                                                        43,665,293

Media (21.3%)
Beasley Broadcast Group
 Cl A                                 80,000                  1,083,200
Belo Cl A                             30,000                    637,200
Cablevision Systems Cl A             680,000(b)              17,850,000
Cox Radio Cl A                        20,000(b)                 276,600
DIRECTV Group                         90,000(b)               1,418,400
Discovery Holding Cl A               170,000(b)               2,482,000
Dow Jones & Co                        17,000                    691,050
EchoStar Communications
 Cl A                                 95,000(b)               2,790,150
EW Scripps Cl A                      104,000                  5,000,320
Fisher Communications                 57,000(b)               2,439,600
Gemstar-TV Guide Intl                760,000(b)               2,295,200
Gray Television                      140,000                  1,178,800
Grupo Televisa ADR                    46,000(c)               3,609,160
Journal Communications Cl A           46,000                    566,260
Journal Register                      40,000                    514,400
Knight Ridder                         48,000                  2,880,960
Lee Enterprises                       30,000                  1,048,500
Liberty Global Cl A                  120,000(b)               2,437,200
Liberty Global Series C              120,000(b)               2,328,000
Liberty Media Cl A                 1,000,000(b)               8,240,000
LIN TV Cl A                          140,000(b)               1,306,200
McClatchy Cl A                        28,000                  1,547,560
McGraw-Hill Companies                 50,000                  2,654,500
Media General Cl A                   110,000                  5,511,000
New York Times Cl A                   45,000(d)               1,269,900
News Corp Cl A                     1,120,000                 18,233,600
PRIMEDIA                             232,000(b)                 524,320
Reader's Digest Assn                 110,000                  1,670,900
Rogers Communications
 Cl B                                110,000(c)               4,403,300
Salem Communications
 Cl A                                 20,000(b)                 279,600
Sinclair Broadcast Group
 Cl A                                300,000                  2,157,000
Thomas Nelson                         35,000                  1,023,750
Time Warner                          735,000                 12,722,850
Tribune                              292,000                  8,935,200
Viacom Cl A                           95,000(b)               3,799,050

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Media (cont.)
Vivendi Universal ADR                260,000(c)              $7,839,000
Walt Disney                          370,000                 10,356,300
Young Broadcasting Cl A               20,000(b)                  60,600
Total                                                       144,061,630

Metals & Mining (0.9%)
Barrick Gold                          35,000(c)                 957,950
Newmont Mining                       100,000                  5,292,000
Total                                                         6,249,950

Multi-Utilities & Unregulated Power (1.0%)
Aquila                               400,000(b)               1,560,000
CMS Energy                           105,000(b)               1,478,400
Energy East                          160,000                  4,009,600
Total                                                         7,048,000

Oil & Gas (6.6%)
BP ADR                                25,000(c)               1,660,500
Burlington Resources                  40,000                  3,607,200
Cabot Oil & Gas                       44,100                  1,995,966
Chevron                              100,000                  5,648,000
ConocoPhillips                       140,000                  8,534,400
Devon Energy                          82,000                  4,807,660
El Paso                              230,000                  3,008,400
Exxon Mobil                          150,000                  8,905,500
Kerr-McGee                            16,000                  1,563,200
Kinder Morgan                          3,000                    278,340
Royal Dutch Shell ADR                 75,000(c)               4,536,000
Total                                                        44,545,166

Personal Products (0.1%)
Schiff Nutrition Intl                110,000(b)                 584,100

Pharmaceuticals (2.5%)
Abbott Laboratories                   16,000                    706,880
Bristol-Myers Squibb                 110,000                  2,541,000
Eli Lilly & Co                        88,000                  4,894,560
Merck & Co                            54,000                  1,882,440
Pfizer                               234,000                  6,128,460
Wyeth                                 20,000                    996,000
Total                                                        17,149,340

Real Estate (--%)
St. Joe                                4,000                    239,720

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Real Estate Investment Trust (0.1%)
Starwood Hotels &
 Resorts Worldwide Unit               15,000                   $952,500

Road & Rail (0.1%)
Norfolk Southern                      10,000                    511,800

Semiconductors & Semiconductor Equipment (1.0%)
Cypress Semiconductor                 40,000(b)                 710,400
Entegris                              27,000(b)                 282,420
Texas Instruments                    190,000                  5,671,500
Total                                                         6,664,320

Specialty Retail (1.0%)
Aaron Rents Cl A                       4,500                    110,250
AutoNation                           190,000(b)               3,972,900
CSK Auto                             170,000(b)               2,704,700
Home Depot                             2,000                     84,300
Total                                                         6,872,150

Tobacco (0.9%)
Gallaher Group ADR                    15,000(c)                 928,350
Swedish Match                        400,000(c)               5,357,227
Total                                                         6,285,577

Trading Companies & Distributors (0.4%)
GATX                                  60,000                  2,382,000

Water Utilities (0.4%)
Middlesex Water                       27,000                    521,100
SJW                                   38,400                  1,971,456
Total                                                         2,492,556

Wireless Telecommunication Services (2.0%)
Telephone & Data Systems              80,000                  2,992,000
Telephone & Data Systems
 Special Shares                       82,000                 2,943,800
US Cellular                          141,800(b)               7,791,910
Total                                                        13,727,710

Total Common Stocks
(Cost: $493,239,336)                                       $664,955,657


Short-Term Securities (3.1%)(e)

Issuer                 Effective     Amount                   Value(a)
                         yield     payable at
                                    maturity
Commercial Paper
Amsterdam Funding
  04-03-06                4.57%   $5,000,000(f)              $4,978,514
Chesham Finance LLC
  03-01-06                4.56     1,000,000                    999,873
HSBC Finance
  03-01-06                4.57     6,200,000                  6,199,213
Kitty Hawk Funding
  03-13-06                4.52     4,000,000(f)               3,993,486
Old Line Funding
  03-08-06                4.51     5,000,000(f)               4,994,989

Total Short-Term Securities
(Cost: $21,168,748)                                         $21,166,075

Total Investments in Securities
(Cost: $514,408,084)(g)                                    $686,121,732

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 11.4% of net assets.

(d)   At Feb. 28, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 1.6% of net assets. 1.5% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $13,966,989 or 2.1% of net assets.

(g) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $514,408,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                $197,749,000

      Unrealized depreciation                                 (26,035,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                            $171,714,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SELECT VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6240-80 E (4/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE SMALL CAP EQUITY FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Small Cap Equity Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (97.7%)

Issuer                                   Shares                Value(a)

Aerospace & Defense (1.5%)
Alliant Techsystems                    5,218(b)                $398,760
Aviall                                32,800(b)               1,251,319
Hexcel                                52,900(b)               1,138,408
Kaman                                  1,274                     28,933
Teledyne Technologies                 23,299(b)                 771,896
United Industrial                        445                     22,989
Total                                                         3,612,305

Air Freight & Logistics (0.1%)
EGL                                    2,537(b)                 102,622
Forward Air                            3,318                    117,722
Total                                                           220,344

Airlines (1.4%)
AirTran Holdings                      96,200(b)               1,710,435
AMR                                   47,300(b)               1,187,230
Frontier Airlines                      4,158(b)                  29,938
Mesa Air Group                         3,254(b)                  37,161
Republic Airways Holdings             11,200(b)                 157,024
SkyWest                                6,444                    186,683
Total                                                         3,308,471

Auto Components (1.0%)
Aftermarket Technology                   642(b)                  13,931
ArvinMeritor                           2,194                     36,728
Goodyear Tire & Rubber                41,424(b)                 593,606
Shiloh Inds                            2,752(b)                  44,858
Tenneco                               56,800(b)               1,286,520
TRW Automotive Holdings               16,999(b)                 435,174
Total                                                         2,410,817

Beverages (--%)
Hansen Natural                           175(b)                  16,335
PepsiAmericas                          2,997                     71,688
Total                                                            88,023

Biotechnology (4.2%)
Abgenix                               84,800(b)               1,885,951
Albany Molecular Research              2,471(b)                  24,932
Alkermes                              70,207(b)               1,783,960

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Biotechnology (cont.)
Amylin Pharmaceuticals                42,300(b)              $1,834,974
Digene                                16,900(b)                 700,674
Exelixis                              73,382(b)                 796,929
Human Genome Sciences                 85,400(b)               1,069,208
Incyte                               131,800(b)                 774,984
Kendle Intl                            4,438(b)                 140,907
United Therapeutics                      418(b)                  25,766
ViroPharma                             5,992(b)                 115,945
ZymoGenetics                          28,200(b)                 624,348
Total                                                         9,778,578

Building Products (1.0%)
ElkCorp                                3,000                    108,300
Lennox Intl                           20,691                    665,216
NCI Building Systems                   1,100(b)                  63,448
Universal Forest Products              4,971                    307,357
USG                                   13,273(b)               1,121,303
Total                                                         2,265,624

Capital Markets (1.4%)
Affiliated Managers Group              9,800(b)                 964,614
Calamos Asset
 Management Cl A                         905                     34,725
Investment Technology
 Group                                35,500(b)               1,614,540
Investors Financial Services           5,200                    234,572
Raymond James Financial                9,388                    403,496
Stifel Financial                       1,244(b)                  47,683
Total                                                         3,299,630

Chemicals (2.7%)
Celanese Series A                     11,175                    239,145
Cytec Inds                            31,300                  1,669,542
Eastman Chemical                       3,118                    153,811
Ferro                                 53,600                  1,076,288
Hercules                             107,500(b)               1,273,875
Minerals Technologies                 17,200                    920,716
Olin                                  14,061                    295,422
Pioneer Companies                      6,003(b)                 180,810

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Chemicals (cont.)
Schulman A                               705                    $16,518
Terra Inds                            51,374(b)                 364,242
Total                                                         6,190,369

Commercial Banks (3.3%)
Amcore Financial                      19,600                    586,236
BancFirst                                979                     82,823
Bank of Hawaii                        12,982                    693,239
Center Financial                       3,053                     70,738
City Holding                           2,379                     86,619
City Natl                              6,538                    496,626
Commerce Bancshares                    4,637                    239,037
Community Trust Bancorp                  252                      7,993
Cullen/Frost Bankers                   2,589                    142,706
First Citizens BancShares Cl A           547                    102,377
First Community Bancorp               14,000                    836,080
First Indiana                            835                     23,038
First Regional Bancorp                   606(b)                  50,722
Hanmi Financial                       14,100                    253,095
Old Second Bancorp                     1,184                     37,793
PrivateBancorp                         8,300                    314,819
Seacoast Banking
 Corporation of Florida               50,200                 1,352,388
Taylor Capital Group                     541                     20,423
Texas United Bancshares                2,800                     53,200
Westcorp                              29,952                  2,152,052
Wilmington Trust                       1,152                     49,317
Total                                                         7,651,321

Commercial Services & Supplies (2.6%)
Bowne & Co                            59,800                    890,422
Clean Harbors                          9,083(b)                 299,557
CompX Intl                             1,236                     21,061
Consolidated Graphics                  2,924(b)                 149,329
Copart                                11,300(b)                 291,992
Dun & Bradstreet                         309(b)                  22,477
Education Management                  28,600(b)               1,075,359
Escala Group                           8,324(b)                 206,851
IKON Office Solutions                 71,900                    945,485
John H Harland                        15,399                    557,290


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                   Shares                Value(a)

Commercial Services & Supplies (cont.)
Sotheby's Holdings Cl A               16,196(b)                $342,060
Spherion                              11,561(b)                 115,379
Strayer Education                      9,400                    905,502
TeleTech Holdings                     11,265(b)                 139,123
Vertrue                                4,493(b)                 197,962
Total                                                         6,159,849

Communications Equipment (2.0%)
ADTRAN                                 6,070                    167,046
ARRIS Group                           75,900(b)                 963,171
CommScope                             23,500(b)                 563,765
Foundry Networks                      59,400(b)                 833,976
Glenayre Technologies                 14,173(b)                  55,275
Polycom                               30,900(b)                 600,078
SpectraLink                           33,700                    416,869
Westell Technologies Cl A            215,100(b)               1,021,725
Total                                                         4,621,905

Computers & Peripherals (1.7%)
Ampex Cl A                               627(b)                  12,759
Avid Technology                       14,000(b)                 655,760
Electronics for Imaging               39,498(b)               1,059,335
Imation                                  975                     42,754
Intergraph                            13,329(b)                 483,310
Komag                                 18,890(b)                 884,808
LaserCard                              2,214(b)                  40,450
Stratasys                             30,600(b)                 840,582
Total                                                         4,019,758

Construction & Engineering (0.9%)
McDermott Intl                        17,568(b)                 905,630
Washington Group Intl                 20,300                  1,184,911
Total                                                         2,090,541

Consumer Finance (0.9%)
Advanta Cl B                          52,000                  1,823,640
AmeriCredit                            9,818(b)                 289,631
EZCORP Cl A                            2,142(b)                  46,331
Nelnet Cl A                              777(b)                  32,207
Total                                                         2,191,809

Containers & Packaging (0.3%)
Greif Cl A                             6,017                    348,444
Silgan Holdings                       10,430                    411,151
Total                                                           759,595

Distributors (0.3%)
Building Material Holding             10,795                    726,504
Handleman                                975                      9,584
Total                                                           736,088

Diversified Financial Services (0.8%)
NASDAQ Stock Market                   46,900(b)               1,899,919

Diversified Telecommunication Services (0.9%)
Arbinet-thexchange                     3,890(b)                  24,740
CenturyTel                             7,551                    271,685
General Communication
 Cl A                                120,600(b)               1,356,751
Iowa Telecommunications
 Services                                984                     17,417
Premiere Global Services              29,983(b)                 246,160
Talk America Holdings                 18,493(b)                 157,745
Valor Communications Group             1,731                     21,378
Total                                                         2,095,876

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Electric Utilities (0.5%)
Allegheny Energy                       7,555(b)                $270,167
El Paso Electric                      45,400(b)                 928,430
Pepco Holdings                         3,011                     71,571
Total                                                         1,270,168

Electrical Equipment (1.5%)
Acuity Brands                            553                     21,838
AO Smith                              17,708                    819,880
AVX                                    8,924                    147,781
FuelCell Energy                       75,300(b)                 838,089
Genlyte Group                         14,000(b)                 866,320
Global Power Equipment
 Group                               109,400(b)                 553,564
Lamson & Sessions                      6,624(b)                 156,393
Total                                                         3,403,865

Electronic Equipment & Instruments (4.0%)
Agilysys                              21,624                    309,007
Arrow Electronics                     22,099(b)                 768,824
Avnet                                 12,097(b)                 303,998
BrightPoint                            1,772(b)                  50,130
CalAmp                                 9,277(b)                  93,234
Gerber Scientific                      6,807(b)                  70,725
Global Imaging Systems                11,400(b)                 411,540
Ingram Micro Cl A                     79,100(b)               1,564,597
Itron                                  1,838(b)                 109,287
LoJack                                 2,144(b)                  48,776
Measurement Specialties               46,800(b)               1,142,856
Mettler-Toledo Intl                    8,744(b,c)               529,537
MTS Systems                            8,051                    318,176
Multi-Fineline Electronix              5,199(b)                 296,031
Photon Dynamics                       46,700(b)                 989,573
Plexus                                22,171(b)                 744,059
RadiSys                               22,000(b)                 401,280
Tech Data                             10,702(b)                 444,454
Tessco Technologies                    3,988(b)                  73,778
X-Rite                                45,100                    575,025
Zygo                                   4,765(b)                  81,910
Total                                                         9,326,797

Energy Equipment & Services (2.9%)
Bristow Group                            405(b)                  12,093
Grey Wolf                            105,500(b)                 732,170
Key Energy Services                    9,600(b)                 143,136
Mitcham Inds                           5,931(b)                  99,344
NS Group                               7,200(b)                 293,688
Parker Drilling                       19,627(b)                 181,550
Pride Intl                            52,700(b)               1,632,120
SEACOR Holdings                        2,824(b)                 206,067
TETRA Technologies                    41,950(b)               1,577,320
Unit                                  16,500(b)                 877,305
Veritas DGC                           21,265(b)                 895,894
Total                                                         6,650,687

Food & Staples Retailing (0.3%)
Longs Drug Stores                     16,634                    638,247
Spartan Stores                         3,560                     41,972
Total                                                           680,219

Food Products (0.9%)
Chiquita Brands Intl                  11,539                    198,702
Del Monte Foods                       21,239                    231,080
Gold Kist                              1,997(b)                  26,500

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Food Products (cont.)
J & J Snack Foods                     34,600                 $1,174,670
M&F Worldwide                          6,201(b)                 102,317
Seaboard                                 294                    439,236
Total                                                         2,172,505

Gas Utilities (1.3%)
Energen                               24,436                    873,098
Nicor                                 15,992                    686,537
UGI                                   68,644                  1,541,058
Total                                                         3,100,693

Health Care Equipment & Supplies (3.1%)
Arrow Intl                            30,700                    949,858
Bio-Rad Laboratories Cl A                235(b)                  13,468
Candela                                5,205(b)                  99,676
Cantel Medical                           647(b)                  11,077
Cutera                                 9,274(b)                 251,233
Dade Behring Holdings                 17,925                    653,904
DENTSPLY Intl                          1,887                    107,540
Edwards Lifesciences                   4,924(b)                 203,607
Greatbatch                               545(b)                  12,050
Haemonetics                           11,368(b)                 588,862
Hologic                                1,788(b)                  85,520
ICU Medical                            5,779(b)                 202,843
IDEXX Laboratories                       489(b)                  38,426
Kensey Nash                           57,149(b)               1,399,007
Kinetic Concepts                       1,004(b)                  37,248
Kyphon                                26,700(b)                 953,457
Millipore                                654(b)                  45,342
Molecular Devices                        590(b)                  18,780
Nutraceutical Intl                     5,691(b)                  81,780
Respironics                            1,843(b)                  67,011
SurModics                              7,312(b)                 283,413
Sybron Dental Specialties                497(b)                  19,015
Symmetry Medical                      35,200(b)                 729,344
TriPath Imaging                       58,900(b)                 381,083
Vital Signs                            1,137                     58,055
West Pharmaceutical Services             558                     18,018
ZOLL Medical                             518(b)                  13,598
Total                                                         7,323,215

Health Care Providers & Services (7.1%)
Air Methods                            1,370(b)                  32,483
Alderwoods Group                       5,526(b)                  94,384
Alliance Imaging                       6,780(b)                  39,866
Amedisys                              36,900(b)               1,187,442
Chemed                                 6,000                    332,640
Community Health Systems               1,939(b)                  73,527
Emageon                               53,600(b)                 940,680
Genesis HealthCare                    47,334(b)               1,881,526
HealthTronics                          3,696(b)                  26,870
Henry Schein                             278(b)                  12,969
Icon ADR                              24,000(b,c)             1,152,000
LCA-Vision                            36,500                  1,591,400
LifePoint Hospitals                   32,900(b)               1,021,874
Magellan Health Services              39,749(b)               1,518,014
Manor Care                            39,000                  1,612,650
Matria Healthcare                     32,050(b)               1,386,804
Odyssey HealthCare                     1,151(b)                  21,662
Option Care                           58,150                    815,263
Pediatrix Medical Group                  183(b)                  17,272
Per-Se Technologies                    2,793(b)                  70,551


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                   Shares                Value(a)

Health Care Providers & Services (cont.)
PRA Intl                               6,030(b)                $158,891
PSS World Medical                     66,578(b)               1,150,468
Psychiatric Solutions                  3,000(b)                  99,090
Sierra Health Services                23,174(b)                 966,124
TriZetto Group                         9,100(b)                 152,516
Total                                                        16,356,966

Hotels, Restaurants & Leisure (1.0%)
Alliance Gaming                        3,700(b)                  54,760
Ambassadors Group                        505                     12,216
Bluegreen                              4,558(b)                  72,335
Churchill Downs                       17,500                    701,224
Domino's Pizza                        24,315                    620,033
Luby's                                10,604(b)                 158,106
Main Street Restaurant Group           6,459(b)                  35,525
Papa John's Intl                      20,327(b)                 668,758
Total                                                         2,322,957

Household Durables (2.4%)
Blount Intl                           16,485(b)                 269,365
Centex                                12,300                    831,603
Ethan Allen Interiors                 24,400                    993,324
NVR                                    1,467(b)               1,104,651
Ryland Group                          26,300                  1,834,425
Universal Electronics                 35,800(b)                 642,968
Total                                                         5,676,336

Industrial Conglomerates (0.3%)
Teleflex                              10,522                    680,247

Insurance (6.7%)
American Financial Group               4,018                    166,345
Aspen Insurance Holdings              43,000(c)                 998,030
Conseco                               13,801(b)                 342,817
First Acceptance                      15,100(b)                 184,975
First American                         6,104                    257,345
FPIC Insurance Group                     349(b)                  12,264
HCC Insurance Holdings                59,700                  1,921,742
Hilb Rogal & Hobbs                    39,600                  1,530,540
LandAmerica Financial Group           12,949                    863,698
Loews - Carolina Group                14,410(d)                 684,331
Ohio Casualty                         52,900                  1,619,269
Philadelphia Consolidated
 Holding                                 438(b)                  46,866
Phoenix Companies                     78,100                  1,120,735
Platinum Underwriters
 Holdings                             31,700(c)                 970,654
ProAssurance                          23,700(b)               1,215,573
Protective Life                        5,787                    282,116
Reinsurance Group of
 America                              20,700                    956,961
Safety Insurance Group                 4,343                    187,748
Selective Insurance Group              2,182                    118,308
USI Holdings                          84,200(b)               1,207,428
Zenith Natl Insurance                 12,169                    626,704
Total                                                        15,314,449

Internet & Catalog Retail (1.0%)
Blair                                  1,212                     49,995
Insight Enterprises                   37,700(b)                 811,681
NetFlix                               48,100(b)               1,289,561
PetMed Express                         9,589(b)                 179,218
Sportsman's Guide                        710(b)                  17,956
Total                                                         2,348,411

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Internet Software & Services (1.6%)
EarthLink                             68,907(b)                $683,557
United Online                         23,441                    281,526
Vignette                              59,900(b)                 964,390
WebEx Communications                  20,000(b)                 557,600
Websense                              21,500(b)               1,328,916
Total                                                         3,815,989

IT Services (2.3%)
Acxiom                                 8,635                    223,474
BISYS Group                           68,600(b)                 967,946
CACI Intl Cl A                        12,100(b)                 729,267
CheckFree                              3,000(b)                 148,380
Global Payments                       22,165                  1,153,910
Kanbay Intl                           20,400(b)                 346,392
Sapient                              165,900(b)               1,244,250
SM&A                                  62,787(b)                 421,929
Sykes Enterprises                     13,839(b)                 184,335
Total                                                         5,419,883

Leisure Equipment & Products (0.5%)
Hasbro                                10,334                    209,677
JAKKS Pacific                         31,592(b)                 784,114
Steinway Musical Instruments           3,392(b)                 111,766
Total                                                         1,105,557

Machinery (2.0%)
Accuride                               3,655(b)                  41,375
Actuant Cl A                          24,500                  1,349,949
American Science &
 Engineering                             444(b)                  33,784
Columbus McKinnon                      3,069(b)                  82,556
Commercial Vehicle Group               1,879(b)                  34,386
Cummins                                7,909                    856,387
Flow Intl                              8,109(b)                 105,985
Graco                                 10,700                    445,869
JLG Inds                              15,875                    936,466
Navistar Intl                            438(b)                  12,855
Wabash Natl                           34,300                    684,971
Total                                                         4,584,583

Marine (0.1%)
Excel Maritime Carriers               12,800(b,c)               141,952
Kirby                                  2,551(b)                 156,376
Total                                                           298,328

Media (4.2%)
ADVO                                  37,000                  1,189,550
Catalina Marketing                    43,800                    971,484
Charter Communications
 Cl A                                484,100(b)                 556,715
DreamWorks Animation
 SKG Cl A                             23,802(b)                 642,654
Entravision Communications
 Cl A                                115,200(b)                 855,936
Harris Interactive                   235,500(b)               1,323,510
John Wiley & Sons Cl A                   395                     14,872
LodgeNet Entertainment                53,997(b)                 768,917
New Frontier Media                     1,843(b)                  13,141
Playboy Enterprises Cl B              75,518(b)               1,046,679
RH Donnelley                           7,749(b)                 472,689
Scholastic                             4,679(b)                 137,656
Sinclair Broadcast Group
 Cl A                                 18,003                    129,442

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Media (cont.)
TiVo                                 140,200(b)                $778,110
Valassis Communications               30,700(b)                 845,785
Total                                                         9,747,140

Metals & Mining (4.8%)
Arch Coal                              7,700                    562,947
Carpenter Technology                  28,800                  2,407,392
Century Aluminum                      29,300(b)               1,042,787
Chaparral Steel                        1,398(b)                  64,042
Cleveland-Cliffs                      18,474                  1,589,688
Commercial Metals                     24,392                  1,104,714
Gibraltar Inds                        20,100                    512,751
Massey Energy                         43,583                  1,621,288
Metal Management                      14,257                    402,190
Novamerican Steel                        651(b,c)                26,144
Olympic Steel                            554                     14,603
Quanex                                12,624                    783,572
Reliance Steel & Aluminum             13,196                  1,087,218
Total                                                        11,219,336

Multiline Retail (0.8%)
Bon-Ton Stores                         1,813                     49,350
DSW Cl A                              37,800(b)               1,080,324
Tuesday Morning                       36,800                    809,968
Total                                                         1,939,642

Multi-Utilities & Unregulated Power (--%)
Vectren                                  514                     13,549

Oil & Gas (2.9%)
Callon Petroleum                       9,822(b)                 173,653
Comstock Resources                    44,300(b)               1,244,830
EXCO Resources                        40,000(b)                 512,000
Frontier Oil                          17,740                    820,475
Giant Inds                             3,704(b)                 215,573
Harvest Natural Resources             23,110(b)                 208,221
OPTI Canada                           48,100(b,c)             1,769,410
Penn Virginia                            211                     13,050
Pogo Producing                         4,035                    201,185
St. Mary Land & Exploration              601                     23,072
Swift Energy                           2,118(b)                  82,094
Tesoro                                 5,752                    347,478
Whiting Petroleum                     26,000(b)               1,055,600
Total                                                         6,666,641

Paper & Forest Products (0.2%)
Louisiana-Pacific                     13,370                    380,109

Personal Products (0.9%)
Nu Skin Enterprises Cl A              62,400                  1,128,192
Playtex Products                      31,030(b)                 325,815
USANA Health Sciences                 14,000(b)                 604,100
Total                                                         2,058,107

Pharmaceuticals (1.3%)
Alpharma Cl A                         25,367                    767,352
CNS                                    4,493                     93,409
King Pharmaceuticals                  35,767(b)                 581,214
Medicines                             36,000(b)                 734,040
Par Pharmaceutical
 Companies                            26,500(b)                 788,110
Total                                                         2,964,125



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                   Shares                Value(a)

Real Estate (0.2%)
Jones Lang LaSalle                     5,300                   $358,704

Real Estate Investment Trust (1.7%)
Boykin Lodging                         5,258(b)                  67,197
CBL & Associates Properties           16,451                    700,813
Innkeepers USA Trust                   7,533                    132,053
MeriStar Hospitality                  14,211(b)                 146,515
Mission West Properties                5,482                     58,657
PS Business Parks                      1,874                     99,678
Rayonier                               4,232                    182,399
Redwood Trust                         19,100                    791,886
Saul Centers                           1,014                     39,333
Strategic Hotels & Resorts            38,300                    827,281
Tanger Factory Outlet Centers          2,092                     67,572
Taubman Centers                        3,280                    130,347
Ventas                                25,800                    799,800
Total                                                         4,043,531

Road & Rail (1.8%)
Arkansas Best                          2,381                     98,954
CNF                                   16,900                    848,042
Heartland Express                      6,488                    150,067
Kansas City Southern                   9,487(b)                 219,814
Knight Transportation                  8,917                    176,467
Laidlaw Intl                           8,230                    227,148
Landstar System                        6,691                    311,734
Old Dominion Freight Line              2,704(b)                  71,277
Vitran                                18,600(b,c)               381,486
Werner Enterprises                    49,900                    969,558
YRC Worldwide                         15,300(b)                 731,952
Total                                                         4,186,499

Semiconductors & Semiconductor Equipment (0.9%)
Cymer                                  3,527(b)                 158,644
Cypress Semiconductor                 33,400(b)                 593,184
NetLogic MicroSystems                  1,045(b)                  36,941
OmniVision Technologies                5,548(b)                 141,474
ON Semiconductor                     171,073(b)               1,127,371
Total                                                         2,057,614

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Software (3.3%)
Actuate                                7,664(b)                 $29,736
Ansoft                                 1,216(b)                  47,631
Aspen Technology                       7,362(b)                  88,197
Bottomline Technologies               84,700(b)               1,039,269
DocuCorp Intl                          1,227(b)                   9,540
Epicor Software                       30,600(b)                 380,052
Novell                                57,538(b)                 547,186
Opsware                              127,200(b)               1,001,064
Red Hat                               85,300(b)               2,292,011
SERENA Software                       48,600(b)               1,161,540
SPSS                                   4,170(b)                 136,109
Sybase                                   511(b)                  10,900
Take-Two Interactive Software         67,950(b)               1,058,661
Total                                                         7,801,896

Specialty Retail (3.8%)
Barnes & Noble                        15,946                    686,794
Borders Group                         47,400                  1,143,762
Burlington Coat Factory
 Warehouse                               289                     13,017
Dress Barn                            18,667(b)                 806,041
Genesco                                6,341(b)                 257,445
GUESS?                                15,260(b)                 552,259
Lithia Motors Cl A                     2,600                     83,304
Pantry                                11,822(b)                 699,508
Payless ShoeSource                    28,939(b)                 685,854
Select Comfort                        63,700(b)               2,328,235
Sonic Automotive                      22,241                    589,164
United Auto Group                     22,800                    985,872
Total                                                         8,831,255

Textiles, Apparel & Luxury Goods (1.0%)
Brown Shoe                             5,911                    281,955
DHB Inds                              12,581(b)                  58,502
Phillips-Van Heusen                      364                     12,922
Skechers USA Cl A                     49,200(b)               1,043,040
Steven Madden                          3,169                    101,566
Warnaco Group                         39,100(b)                 907,511
Total                                                         2,405,496

Common Stocks (continued)

Issuer                                   Shares                Value(a)

Thrifts & Mortgage Finance (1.1%)
Anchor BanCorp Wisconsin                 436                    $13,276
Astoria Financial                      2,726                     78,154
Brookline Bancorp                     37,915                    569,104
Capital Crossing Bank                    316(b)                  10,140
Corus Bankshares                      10,232                    614,432
Downey Financial                      13,723                    872,097
IndyMac Bancorp                       12,600                    489,132
Total                                                         2,646,335

Trading Companies & Distributors (1.7%)
Applied Industrial
 Technologies                         17,567                    751,516
Beacon Roofing Supply                 49,100(b)               1,927,666
BlueLinx Holdings                      2,271                     36,063
Hughes Supply                         12,800                    592,000
Rush Enterprises Cl A                 26,100(b)                 482,850
UAP Holding                            9,208                    200,366
Watsco                                   488                     33,975
Total                                                         4,024,436

Wireless Telecommunication Services (0.6%)
UbiquiTel                            139,100(b)               1,359,007

Total Common Stocks
(Cost: $188,792,910)                                       $227,956,099

Short-Term Securities (2.4%)

Issuer             Effective        Amount                    Value(a)
                     yield        payable at
                                   maturity

Commercial Paper
Chesham Finance LLC
  03-01-06           4.56%        $2,900,000                 $2,899,633
HSBC Finance
   03-01-06          4.57          2,600,000                  2,599,670

Total Short-Term Securities
(Cost: $5,500,000)                                           $5,499,303

Total Investments in Securities
(Cost: $194,292,910)(e)                                    $233,455,402



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
4 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 2.6% of net assets.

(d) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(e) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $194,293,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $44,498,000

      Unrealized depreciation                                  (5,336,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                             $39,162,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SMALL CAP EQUITY FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                            S-6237-80 E (4/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                       RIVERSOURCE SMALL CAP VALUE FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Small Cap Value Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (94.6%)

Issuer                                Shares                   Value(a)

Aerospace & Defense (0.7%)
AAR                                   84,500(b)              $2,138,695
Aviall                                 7,408(b)                 282,615
DRS Technologies                       7,100                    374,667
Ducommun                              24,486(b)                 540,896
EDO                                   34,755                  1,012,413
MTC Technologies                      88,794(b)               2,449,827
Teledyne Technologies                 32,400(b)               1,073,412
Total                                                         7,872,525

Air Freight & Logistics (--%)
EGL                                    5,400(b)                 218,430
Forward Air                            6,153                    218,308
Total                                                           436,738

Airlines (1.7%)
Air France-KLM ADR                   286,770(c)               6,667,403
AirTran Holdings                      84,201(b)               1,497,094
Alaska Air Group                     217,000(b)               6,954,850
Frontier Airlines                     77,022(b)                 554,558
Mesa Air Group                        33,100(b)                 378,002
SkyWest                               81,200                  2,352,364
Total                                                        18,404,271

Auto Components (2.2%)
Drew Inds                             75,200(b)               2,440,240
Goodyear Tire & Rubber                99,200(b,d)             1,421,536
Lear                                 292,000                  6,091,120
STRATTEC SECURITY                     37,800(b)               1,529,388
Superior Inds Intl                   337,100(d)               7,264,505
Tenneco                               77,441(b)               1,754,039
Visteon                              569,000(b)               2,651,540
Total                                                        23,152,368

Automobiles (0.6%)
Monaco Coach                         102,600                  1,468,206
Thor Inds                             60,400                  2,850,880
Winnebago Inds                        74,300                  2,386,516
Total                                                         6,705,602


Common Stocks (continued)

Issuer                                Shares                   Value(a)

Beverages (0.2%)
Boston Beer Cl A                      60,800(b)              $1,625,184

Biotechnology (0.6%)
Albany Molecular Research             87,600(b)                 883,884
Arena Pharmaceuticals                 85,300(b,d)             1,510,663
BioMarin Pharmaceutical              130,100(b)               1,701,708
Lexicon Genetics                      86,800(b)                 355,880
Medarex                               93,675(b)               1,382,643
Myriad Genetics                       27,500(b)                 706,200
Tanox                                 13,100(b)                 249,948
Total                                                         6,790,926

Building Products (2.6%)
Aaon                                  63,550(b)               1,389,839
American Woodmark                     39,400                  1,339,600
Builders FirstSource                  28,724(b)                 681,046
Lennox Intl                           32,000                  1,028,800
Royal Group Technologies           1,812,100(b,c)            17,758,579
Simpson Mfg                           59,100                  2,310,219
Trex                                   4,242(b)                 110,250
Universal Forest Products             45,949                  2,841,027
Total                                                        27,459,360

Capital Markets (1.9%)
Affiliated Managers Group             25,316(b,d)             2,491,854
Apollo Investment                     95,019                  1,785,407
Cohen & Steers                        45,200                  1,015,644
Investment Technology Group           11,200(b)                 509,376
Knight Capital Group Cl A            946,260(b)              11,913,413
LaBranche & Co                       169,200(b,d)             2,394,180
Total                                                        20,109,874

Chemicals (1.7%)
Albemarle                             50,983                  2,164,228
American Vanguard                      4,625                    132,784
HB Fuller                             46,600                  1,891,960
Minerals Technologies                 40,341                  2,159,454
Olin                                  13,000                    273,130
Penford                               32,820                    521,018
Pioneer Companies                     49,700(b)               1,496,964

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Chemicals (cont.)
PolyOne                              729,300(b)              $6,366,788
Schulman A                            21,200                    496,716
Sensient Technologies                102,100                  1,829,632
Terra Inds                           116,500(b)                 825,985
Total                                                        18,158,659

Commercial Banks (4.8%)
Alabama Natl Ban
  Corporation                         27,395                  1,905,870
Alliance Bankshares                   18,989(b)                 353,006
Bancorp                               78,429(b)               1,645,440
Bank of Hawaii                        96,800                  5,169,120
Boston Private Financial
  Holdings                            17,800                    544,858
Capitol Bancorp                       13,300                    576,422
Cardinal Financial                    97,860                  1,203,678
Central Pacific Financial             67,110                  2,483,070
Citizens Banking                     124,498                  3,296,707
City Holding                          26,400                    961,224
Columbia Banking System               20,100                    673,953
Community Bank System                 14,800                    320,716
Cullen/Frost Bankers                  97,900                  5,396,249
First BanCorp Puerto Rico            101,600(c)               1,286,256
First Citizens BancShares
  Cl A                                 1,300                    243,308
First Community Bancorp               32,800                  1,958,816
First Midwest Bancorp                 44,700                  1,503,261
First Oak Brook Bancshares            13,418                    361,078
First Republic Bank                   14,900                    540,721
Greater Bay Bancorp                   50,400                  1,355,760
Hanmi Financial                       37,900                    680,305
IBERIABANK                            31,760                  1,834,458
Independent Bank                      15,120                    407,786
Irwin Financial                       62,422                  1,250,937
Main Street Banks                     48,754                  1,259,803
Mercantile Bank                        6,900                    267,927
Midwest Banc Holdings                 40,667                  1,045,142
Millennium Bankshares                 46,677                    423,827
Natl Penn Bancshares                  12,375                    258,885


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Commercial Banks (cont.)
NBT Bancorp                           12,100                   $276,848
Nexity Financial                      20,577(b)                 266,061
Placer Sierra Bancshares              48,235                  1,267,616
Prosperity Bancshares                 24,732                    713,766
Republic Bancorp                     165,097                  2,002,627
Signature Bank                        47,428(b)               1,536,667
Southcoast Financial                  19,962(b)                 491,065
Sterling Bancorp                      19,953                    405,844
Sterling Bancshares                   52,300                    931,986
Sterling Financial                    12,600                    259,938
Sun Bancorp                            9,633(b)                 200,366
Susquehanna Bancshares                19,500                    470,145
Texas Regional Bancshares
  Cl A                                11,800                    364,384
Texas United Bancshares               19,169                    364,211
Umpqua Holdings                       25,200                    678,636
United Community Banks                50,881                  1,391,595
Total                                                        50,830,338

Commercial Services & Supplies (2.5%)
Brady Cl A                           185,600                  6,863,488
Ennis                                 29,300                    577,796
FTI Consulting                        43,500(b)               1,215,390
GEO Group                             12,400(b)                 280,240
Healthcare Services Group             65,600                  1,210,976
Heidrick & Struggles Intl              8,600(b)                 318,200
ITT Educational Services              17,949(b)               1,112,838
John H Harland                        21,000                    759,990
Kforce                                19,900(b)                 240,989
Korn/Ferry Intl                      105,700(b)               2,224,985
LECG                                 108,503(b)               1,754,494
Providence Service                    16,023(b)                 493,989
Resources Connection                  15,116(b)                 415,992
School Specialty                      21,619(b)                 754,071
SOURCECORP                             3,700(b)                  94,720
Spherion                             175,000(b)               1,746,500
TeleTech Holdings                     94,100(b)               1,162,135
Waste Connections                     46,761(b)               1,713,323
West                                  80,180(b)               3,490,235
Total                                                        26,430,351

Communications Equipment (3.0%)
3Com                               2,854,000(b)              13,271,101
Anaren                                47,500(b)                 816,050
Andrew                                58,672(b)                 795,592
Audiovox Cl A                         62,200(b)                 794,294
CommScope                             97,000(b)               2,327,030
Digi Intl                            113,100(b)               1,229,397
Ditech Communications                 65,159(b)                 671,789
Foundry Networks                     182,200(b)               2,558,088
NETGEAR                              135,000(b)               2,316,600
Packeteer                            109,900(b)               1,314,404
Superior Essex                        20,200(b)                 528,634
UTStarcom                            912,500(b,d)             5,703,125
Total                                                        32,326,104

Computers & Peripherals (0.9%)
Advanced Digital Information          72,000(b)                 623,520
Hutchinson Technology                 92,847(b)               2,554,221
Imation                               43,200                  1,894,320
Intergraph                            51,300(b)               1,860,138

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Computers & Peripherals (cont.)
Komag                                 52,100(b)              $2,440,364
Mobility Electronics                  62,623(b)                 590,535
Total                                                         9,963,098

Construction & Engineering (0.9%)
Comfort Systems USA                   97,327                  1,069,624
Infrasource Services                  43,246(b)                 772,806
Insituform Technologies Cl A         263,800(b)               7,098,858
Modtech Holdings                      53,770(b)                 417,255
Total                                                         9,358,543

Construction Materials (0.2%)
Florida Rock Inds                     40,762                  2,348,299

Consumer Finance (0.3%)
Advanta Cl B                          39,200                  1,374,744
CompuCredit                           52,600(b)               1,988,280
Total                                                         3,363,024

Containers & Packaging (0.2%)
Caraustar Inds                       211,749(b)               2,153,487

Distributors (0.4%)
Building Material Holding             20,300                  1,366,190
Earle M Jorgensen                     82,826(b)               1,159,564
Handleman                             67,300                    661,559
Prestige Brands Holdings              83,362(b)                 931,987
Total                                                         4,119,300

Diversified Financial Services (0.4%)
CapitalSource                         77,554                  1,908,604
Financial Federal                     58,866                  1,644,127
Technology Investment
  Capital                             46,070                    702,568
Total                                                         4,255,299

Diversified Telecommunication Services (0.5%)
Alaska Communications
  Systems Group                       28,844                    319,880
Broadwing                            181,900(b)               1,629,824
CT Communications                     34,400                    455,456
Golden Telecom                        37,400(c,d)             1,121,252
Premiere Global Services             139,200(b)               1,142,832
Talk America Holdings                 70,600(b)                 602,218
Time Warner Telecom Cl A              26,600(b)                 335,958
Total                                                         5,607,420

Electric Utilities (2.3%)
Central Vermont Public Service         6,290                    134,669
CH Energy Group                       22,400                  1,099,840
Cleco                                133,664                  3,006,103
El Paso Electric                     134,953(b)               2,759,789
MGE Energy                             5,937                    199,008
Otter Tail                            37,700                  1,174,355
Reliant Energy                     1,040,000(b)              10,566,400
Sierra Pacific Resources             258,448(b)               3,680,300
Unisource Energy                      12,634                    384,200
Westar Energy                         54,911                  1,181,685
Total                                                        24,186,349

Electrical Equipment (1.5%)
AO Smith                               7,000                    324,100
Baldor Electric                       31,497                  1,015,778
Encore Wire                            5,300(b)                 165,307
Franklin Electric                     22,301                  1,000,200

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Electrical Equipment (cont.)
General Cable                         13,700(b)                $369,900
GrafTech Intl                        408,039(b)               2,080,999
LSI Inds                              31,700                    492,618
Regal-Beloit                         184,500                  7,424,280
Thomas & Betts                        40,600(b)               1,997,520
Woodward Governor                     47,400                  1,523,910
Total                                                        16,394,612

Electronic Equipment & Instruments (4.1%)
Aeroflex                             142,644(b)               1,854,372
Agilysys                              83,400                  1,191,786
Anixter Intl                          78,480                  3,590,460
CTS                                   35,900                    443,365
CyberOptics                           37,104(b)                 572,144
Littelfuse                           220,800(b)               6,345,792
LoJack                                42,881(b)                 975,543
Methode Electronics                   45,400                    557,058
MTS Systems                           14,230                    562,370
Multi-Fineline Electronix              9,300(b)                 529,542
Nu Horizons Electronics               97,400(b)                 850,302
Plexus                               294,100(b)               9,869,996
Rofin-Sinar Technologies              55,000(b)               2,897,400
ScanSource                            15,568(b)                 904,656
Tektronix                             97,800                  3,012,240
TTM Technologies                     106,700(b)               1,377,497
Viisage Technology                    37,017(b,d)               680,372
Vishay Intertechnology               491,100(b)               7,130,772
Total                                                        43,345,667

Energy Equipment & Services (2.2%)
Ensign Energy Services                66,800(c)               2,275,068
GulfMark Offshore                     39,900(b)               1,094,058
Hydril                                11,461(b)                 771,784
Maverick Tube                         48,900(b)               2,275,317
Oil States Intl                      121,070(b)               4,180,547
Patterson-UTI Energy                  29,900                    823,745
RPC                                   45,425                    962,556
Superior Well Services                44,862(b)               1,101,362
TETRA Technologies                    78,275(b)               2,943,140
Tidewater                             31,200                  1,630,200
Trican Well Service                   35,800(b,c)             1,520,783
Unit                                  48,700(b)               2,589,379
W-H Energy Services                   26,015(b)               1,027,593
Total                                                        23,195,532

Food & Staples Retailing (0.5%)
BJ's Wholesale Club                   78,700(b)               2,491,642
Great Atlantic & Pacific Tea          18,200(b)                 587,132
Weis Markets                          45,500                  2,032,030
Total                                                         5,110,804

Food Products (0.4%)
Chiquita Brands Intl                  91,300                  1,572,186
Corn Products Intl                    27,869                    751,348
Delta & Pine Land                     24,505                    620,222
Lancaster Colony                      46,400                  1,862,496
Total                                                         4,806,252

Gas Utilities (0.5%)
Laclede Group                         18,800                    633,372
Northwest Natural Gas                 48,035                  1,644,718
South Jersey Inds                     18,128                    518,461
Southern Union                         --(b)                         10


See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Gas Utilities (cont.)
Southwest Gas                         29,506                   $841,511
WGL Holdings                          50,200                  1,546,160
Total                                                         5,184,232

Health Care Equipment & Supplies (0.9%)
Cardiac Science                       62,209(b)                 622,090
Encore Medical                       177,814(b)               1,059,771
Greatbatch                            67,200(b)               1,485,792
Matthews Intl Cl A                     9,439                    350,564
Molecular Devices                     62,900(b)               2,002,107
Nutraceutical Intl                    83,464(b)               1,199,378
Symmetry Medical                      44,293(b)                 917,751
ThermoGenesis                         18,036(b)                  71,964
Vital Signs                           33,400                  1,705,404
Total                                                         9,414,821

Health Care Providers & Services (1.6%)
Amedisys                              18,462(b)                 594,107
AMERIGROUP                            11,300(b)                 241,707
Cross Country Healthcare              33,600(b)                 615,216
Genesis HealthCare                   271,100(b)              10,776,226
Hooper Holmes                        176,300                    500,692
PAREXEL Intl                          34,762(b)                 890,602
PRA Intl                              10,800(b)                 284,580
PSS World Medical                     76,141(b)               1,315,716
Radiologix                           184,935(b)                 349,527
U.S. Physical Therapy                 93,200(b)               1,794,100
Total                                                        17,362,473

Hotels, Restaurants & Leisure (3.2%)
Applebee's Intl                      102,300                  2,367,222
Aztar                                 49,434(b)               1,491,918
Bluegreen                             67,800(b)               1,075,986
Bob Evans Farms                       35,900                  1,047,203
Buca                                  20,858(b)                 118,056
California Pizza Kitchen              15,160(b)                 455,710
CBRL Group                            46,400                  2,061,552
CEC Entertainment                    113,013(b)               3,679,703
Dover Downs Gaming
  & Entertainment                    115,200                  1,912,320
Fox & Hound Restaurant
  Group                               17,472(b)                 283,396
Intl Speedway Cl A                    19,000                    899,840
Isle of Capri Casinos                 18,752(b)                 568,373
Kerzner Intl                         104,800(b,c)             7,051,992
Lodgian                              556,348(b)               6,976,604
Multimedia Games                      72,200(b,d)               764,598
Ruby Tuesday                         109,854                  3,136,332
Speedway Motorsports                   9,800                    351,330
Total                                                        34,242,135

Household Durables (2.1%)
Beazer Homes USA                      14,543                    922,753
Blount Intl                           28,900(b)                 472,226
Brookfield Homes                      16,335                    812,013
Champion Enterprises                 173,983(b)               2,700,216
Ethan Allen Interiors                 59,300                  2,414,103
Furniture Brands Intl                 87,100(d)               2,153,112
Helen of Troy                        252,366(b,c)             5,049,844
Hooker Furniture                     131,900                  2,027,303
Oneida                               153,108(b)                  86,506
Stanley Furniture                    102,700                  2,618,850

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Household Durables (cont.)
Technical Olympic USA                 79,850                 $1,691,223
Universal Electronics                 35,996(b)                 646,488
WCI Communities                       46,232(b)               1,166,896
Total                                                        22,761,533

Insurance (4.0%)
American Equity Investment
  Life Holding                        66,771                    894,064
American Natl Insurance               27,300                  3,124,212
American Physicians Capital           45,600(b)               2,247,624
AmerUs Group                          41,000                  2,470,250
Aspen Insurance Holdings              68,302(c)               1,585,289
Assured Guaranty                      94,800(c)               2,502,720
Donegal Group Cl A                    20,849                    509,758
Horace Mann Educators                 46,500                    867,225
LandAmerica Financial Group           30,800                  2,054,360
Natl Atlantic Holdings Cl A           31,381(b)                 367,158
Navigators Group                      19,797(b)                 928,479
NYMAGIC                               16,773                    422,680
Ohio Casualty                         80,700                  2,470,227
Phoenix Companies                    167,900                  2,409,365
Presidential Life                     31,600                    692,356
ProAssurance                          60,850(b)               3,120,997
ProCentury                            70,302                    866,121
PXRE Group                           140,300(c)                 477,020
Quanta Capital Holdings            1,167,600(b,c)             5,429,339
Republic Companies Group              50,472                    867,109
RLI                                   62,373                  3,288,304
Safety Insurance Group                27,900                  1,206,117
StanCorp Financial Group              23,533                  1,273,135
State Auto Financial                   8,500                    276,930
UICI                                  18,400                    675,096
United Fire & Casualty                39,921                  1,428,773
Total                                                        42,454,708

Internet & Catalog Retail (0.2%)
Insight Enterprises                   97,261(b)               2,094,029
ValueVision Media Cl A                34,800(b)                 442,308
Total                                                         2,536,337

Internet Software & Services (0.7%)
Autobytel                             43,756(b)                 204,341
Corillian                            245,000(b)                 945,700
Entrust                               70,418(b)                 260,547
InfoSpace                             15,900(b)                 383,349
Internet Capital Group               121,200(b)               1,102,920
iPass                                231,200(b)               1,706,256
United Online                        117,700                  1,413,577
Vignette                             111,100(b)               1,788,709
Total                                                         7,805,399

IT Services (1.8%)
BearingPoint                          72,667(b)                 647,463
Ciber                                104,600(b)                 605,634
eFunds                               104,700(b)               2,835,276
Kanbay Intl                           32,648(b)                 554,363
Lionbridge Technologies              300,418(b)               2,150,993
ManTech Intl Cl A                     56,700(b)               1,593,270
MAXIMUS                               69,300                  2,530,143
MPS Group                             85,500(b)               1,294,470
Perot Systems Cl A                   238,200(b)               3,599,202
SM&A                                 202,600(b)               1,361,472

Common Stocks (continued)

Issuer                                Shares                   Value(a)

IT Services (cont.)
StarTek                               28,400                   $559,480
Sykes Enterprises                    145,700(b)               1,940,724
Total                                                        19,672,490

Leisure Equipment & Products (1.8%)
Arctic Cat                            67,200                  1,612,800
Brunswick                            170,600                  6,692,637
Callaway Golf                         44,200                    728,858
Head                                 755,200(b,c)             2,937,728
JAKKS Pacific                         95,600(b)               2,372,792
K2                                   103,872(b)               1,184,141
LeapFrog Enterprises                  35,846(b,d)               417,606
Radica Games                         149,650(c)               1,345,354
RC2                                   67,000(b)               2,414,010
Total                                                        19,705,926

Machinery (6.3%)
Actuant Cl A                          16,567                    912,842
Albany Intl Cl A                      25,300                    940,401
Commercial Vehicle Group              64,278(b)               1,176,287
EnPro Inds                            15,000(b)                 491,550
Flowserve                            225,000(b)              11,565,000
Gardner Denver                        36,000(b)               2,208,960
Graco                                 17,900                    745,893
Harsco                               104,700                  8,352,966
IDEX                                 143,700                  6,789,825
Kaydon                               218,400                  7,862,400
Key Technology                       113,200(b)               1,289,348
Lincoln Electric Holdings             60,600                  2,797,296
Lydall                                98,840(b)                 876,711
Mueller Inds                          67,744                  2,236,229
Nordson                                7,700                    384,384
RBC Bearings                          11,961(b)                 235,991
Tennant                               22,260                  1,039,542
Terex                                170,155(b)              13,467,767
Titan Intl                            53,000(d)                 919,020
Wabash Natl                          222,049                  4,434,319
Total                                                        68,726,731

Marine (0.9%)
Kirby                                152,400(b)               9,342,120

Media (1.2%)
ADVO                                  31,127                  1,000,733
Courier                               32,049                  1,264,974
Gray Television                       78,700                    662,654
Journal Register                     127,007                  1,633,310
LIN TV Cl A                           45,500(b)                 424,515
Media General Cl A                     5,400                    270,540
RCN                                   26,753(b)                 668,825
Valassis Communications              226,400(b)               6,237,320
World Wrestling
  Entertainment                       14,500                    216,775
Total                                                        12,379,646

Metals & Mining (4.4%)
Agnico-Eagle Mines                   119,400(c)               3,061,416
AK Steel Holding                     822,800(b)               9,133,080
AM Castle & Co                        43,700                  1,237,584
Century Aluminum                     195,400(b)               6,954,286
Commercial Metals                     48,888                  2,214,138
Eldorado Gold                        101,500(b,c)               436,450
Glamis Gold                           43,300(b,c)             1,178,193


See accompanying notes to investments in securities.

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3 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Metals & Mining (cont.)
Goldcorp                              19,800(c)                $503,910
IPSCO                                 13,500(c)               1,302,075
Meridian Gold                         57,800(b,c)             1,464,652
Metal Management                      64,400                  1,816,724
Oregon Steel Mills                    49,925(b)               1,891,159
PAN American Silver                   95,900(b,c)             2,124,185
Quanex                                23,000                  1,427,610
Reliance Steel & Aluminum             28,200                  2,323,398
Schnitzer Steel Inds Cl A             36,100                  1,122,710
Steel Technologies                    51,700                  1,426,403
Stillwater Mining                    187,900(b)               2,444,579
USEC                                 383,500                  4,770,740
Total                                                        46,833,292

Multiline Retail (2.1%)
Big Lots                             153,764(b)               1,954,340
Conn's                                50,000(b,d)             1,862,500
Dillard's Cl A                       589,600                 14,545,432
Dollar General                       160,600                  2,797,652
Tuesday Morning                       43,160                    949,952
Total                                                        22,109,876

Multi-Utilities & Unregulated Power (--%)
Avista                                24,980                    489,608

Oil & Gas (3.3%)
Callon Petroleum                      85,200(b)               1,506,336
Chesapeake Energy                    207,700                  6,166,613
Cimarex Energy                        64,286                  2,742,441
Delta Petroleum                       45,690(b,d)               891,412
Edge Petroleum                        72,300(b)               2,020,062
Encore Acquisition                   196,100(b)               6,008,504
Harvest Natural Resources            120,800(b)               1,088,408
Nordic American Tanker
  Shipping                            65,800(c,d)             1,968,736
OMI                                   12,353                    216,178
Parallel Petroleum                    88,021(b)               1,497,237
Petroleum Development                  8,931(b)                 384,122
Range Resources                       88,323                  2,113,569
St. Mary Land & Exploration          102,600                  3,938,814
Swift Energy                          50,000(b)               1,938,000
Whiting Petroleum                     70,476(b)               2,861,326
Total                                                        35,341,758

Paper & Forest Products (0.1%)
Louisiana-Pacific                     26,000                    739,180

Personal Products (0.7%)
Chattem                                2,763(b)                 107,729
Elizabeth Arden                       77,527(b)               1,891,659
Inter Parfums                        106,900                  1,870,750
Nu Skin Enterprises Cl A             116,700                  2,109,936
Playtex Products                     178,523(b)               1,874,492
Total                                                         7,854,566

Pharmaceuticals (0.4%)
Alpharma Cl A                         74,600                  2,256,650
CNS                                   14,800                    307,692
Endo Pharmaceuticals
 Holdings                             35,900(b)               1,131,568
Salix Pharmaceuticals                 41,081(b)                 647,437
Total                                                         4,343,347

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Real Estate (1.0%)
MI Developments Cl A                 323,500(c)              $10,982,824

Real Estate Investment Trust (4.5%)
Acadia Realty Trust                   39,532                    866,937
Agree Realty                          30,312                    946,038
American Campus
  Communities                          9,849                    248,195
Arbor Realty Trust                    69,800                  1,836,438
Ashford Hospitality Trust             46,700                    583,283
BioMed Realty Trust                   46,364                  1,283,356
Boykin Lodging                        71,400(b)                 912,492
Brandywine Realty Trust               84,330                  2,476,772
Capital Trust Cl A                     9,700                    327,860
CentraCore Properties Trust           57,399                  1,550,921
Cogdell Spencer                       23,550                    445,095
Colonial Properties Trust             27,400                  1,324,790
Columbia Equity Trust                 20,171                    348,555
Commercial Net Lease
  Realty                             177,818                  4,045,359
Corporate Office Properties
  Trust                               11,760                    488,275
Cousins Properties                    29,100                    892,497
Digital Realty Trust                  26,337                    727,165
Entertainment Properties
  Trust                               25,117                  1,038,588
Equity Inns                          109,500                  1,695,060
Equity One                             9,400                    211,500
FelCor Lodging Trust                 124,400                  2,469,340
Getty Realty                          21,100                    598,185
GMH Communities Trust                 13,800                    229,356
Hersha Hospitality Trust              16,552                    156,747
Inland Real Estate                    19,200                    295,488
Innkeepers USA Trust                  78,600                  1,377,858
Investors Real Estate Trust           37,700                    356,642
LaSalle Hotel Properties              33,369                  1,333,092
Lexington Corporate
  Properties Trust                    61,669(d)               1,314,783
LTC Properties                        50,400                  1,115,352
MFA Mtge Investments                 172,960                  1,023,923
Natl Health Investors                 29,200                    777,304
New Century Financial                 20,500                    794,375
Omega Healthcare Investors           141,510                  1,831,139
Parkway Properties                    70,115                  3,087,864
Post Properties                       13,280                    589,632
RAIT Investment Trust                 64,588                  1,763,252
Redwood Trust                         11,300                    468,498
Senior Housing Properties
  Trust                               78,800                  1,412,884
Spirit Finance                       100,558                  1,211,724
Trustreet Properties                  23,400                    339,300
Universal Health Realty
  Income Trust                         6,500                    229,125
U-Store-It Trust                      41,396                    921,889
Wellsford Real Properties            277,700                  1,632,876
Winston Hotels                         3,700                     38,036
Total                                                        47,617,840

Road & Rail (0.5%)
Arkansas Best                         41,500                  1,724,740
Covenant Transport Cl A              124,800(b)               1,934,400
Heartland Express                     27,492                    635,890
SCS Transportation                    38,690(b)               1,045,791
Total                                                         5,340,821

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Semiconductors & Semiconductor Equipment (2.9%)
Asyst Technologies                    33,400(b)                $325,984
Axcelis Technologies                  52,280(b)                 361,255
Cabot Microelectronics                14,095(b)                 480,921
Catalyst Semiconductor               199,500(b)               1,007,475
Cirrus Logic                         180,700(b)               1,371,513
Cymer                                 48,600(b)               2,186,028
Entegris                             271,036(b)               2,835,037
Fairchild Semiconductor Intl          91,219(b)               1,585,386
FormFactor                            21,237(b)                 782,371
Integrated Device
  Technology                         139,340(b)               2,069,199
Integrated Silicon Solution          587,800(b)               3,714,896
IXYS                                  15,100(b)                 161,570
MIPS Technologies                    181,700(b)               1,526,280
Semitool                             116,500(b)               1,471,395
SigmaTel                             167,600(b)               1,801,700
Tessera Technologies                  65,949(b)               2,059,587
TriQuint Semiconductor             1,451,000(b)               6,877,740
Zoran                                 11,700(b)                 231,426
Total                                                        30,849,763

Software (2.3%)
Atari                                161,774(b)                 138,317
Catapult Communications              122,400(b)               1,702,584
Epicor Software                       52,508(b)                 652,149
Internet Security Systems             11,600(b)                 270,396
InterVideo                           124,384(b)               1,384,394
Intervoice                           206,500(b)               1,769,705
Lawson Software                      192,800(b,d)             1,532,760
Mentor Graphics                      621,800(b)               6,982,814
Pervasive Software                   437,900(b)               1,856,696
Reynolds & Reynolds Cl A             234,500                  6,495,650
TIBCO Software                       109,629(b)                 950,483
Ulticom                               39,000(b)                 436,020
Ultimate Software Group               19,004(b)                 444,694
Total                                                        24,616,662

Specialty Retail (4.3%)
Aaron Rents                           94,368                  2,472,442
Asbury Automotive Group               69,600(b)               1,332,840
Buckle                                70,900                  2,711,925
Cato Cl A                            133,250                  2,780,928
Charlotte Russe Holding               41,900(b)                 762,580
Charming Shoppes                      66,080(b)                 884,811
Christopher & Banks                   12,777                    280,200
Claire's Stores                       62,800                  2,012,112
Cost Plus                            227,963(b)               4,374,610
Deb Shops                             86,900                  2,750,385
Dress Barn                            38,380(b)               1,657,248
Finish Line Cl A                     107,100                  1,792,854
Gymboree                              37,223(b)                 850,918
Lithia Motors Cl A                    37,200                  1,191,888
Men's Wearhouse                      202,900(b)               6,354,827
Payless ShoeSource                    39,900(b)                 945,630
Pier 1 Imports                       151,800                  1,598,454
Select Comfort                        89,307(b)               3,264,171
Sharper Image                          8,285(b)                  97,763
Sonic Automotive                      90,300                  2,392,047
Sports Authority                      12,200(b)                 446,398
Talbots                               29,600                    789,136
Too                                  109,900(b)               3,344,257
Zale                                  19,445(b)                 506,542
Total                                                        45,594,966



See accompanying notes to investments in securities.

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4 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Textiles, Apparel & Luxury Goods (1.8%)
Columbia Sportswear                   42,900(b,d)            $2,160,444
Cutter & Buck                        133,600                  1,597,856
Fossil                               117,711(b)               2,003,441
Kellwood                               8,930                    229,858
Kenneth Cole Productions
  Cl A                                86,100                  2,368,611
K-Swiss Cl A                         162,970                  4,755,465
Polo Ralph Lauren                     17,100                    991,116
Steven Madden                         32,900                  1,054,445
Stride Rite                          170,200                  2,365,780
Timberland Cl A                       63,900(b)               2,239,695
Total                                                        19,766,711

Thrifts & Mortgage Finance (2.5%)
Accredited Home Lenders
  Holding                             78,438(b,d)             4,181,530
BankUnited Financial Cl A             57,299                  1,600,934
Berkshire Hills Bancorp               26,498                    875,759
Brookline Bancorp                     72,018                  1,080,990
Corus Bankshares                      34,600(d)               2,077,730
Doral Financial                       29,200(c)                 325,872
Federal Agricultural Mtge Cl C        25,400                    758,444
Fidelity Bankshares                   56,353                  1,799,351
First Financial Holdings              13,600                    439,552
First Niagara Financial
  Group                               317,820                  4,478,083
FirstFed Financial                    28,500(b)               1,710,285
Fremont General                       77,400                  1,835,928
NetBank                               78,584                    585,451
PFF Bancorp                           91,813                  2,885,683
Provident Financial Services          16,000                    297,600
Sterling Financial                     8,300                    240,202
TierOne                               52,400                  1,729,200
Total                                                        26,902,594

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Tobacco (0.1%)
Universal                              4,300                   $174,881
Vector Group                          63,355(d)               1,179,037
Total                                                         1,353,918

Trading Companies & Distributors (0.5%)
Applied Industrial
  Technologies                        37,089                  1,586,667
Hughes Supply                         40,468                  1,871,645
NuCO2                                 22,596(b)                 676,750
UAP Holding                           42,639                    927,825
Total                                                         5,062,887

Transportation Infrastructure (0.4%)
Sea Containers Cl A                  306,000(c)               4,023,900

Wireless Telecommunication Services (0.2%)
Dobson Communications
  Cl A                               158,966(b)               1,150,914
Leap Wireless Intl                    12,017(b)                 506,036
Price Communications                  19,100(b)                 319,925
UbiquiTel                             35,781(b)                 349,580
Total                                                         2,326,455

Total Common Stocks
(Cost: $853,898,597)                                     $1,012,249,505

Other (0.1%)

Issuer                                Shares                   Value(a)

Air France ADR
Warrants                             260,700(b,c,g)            $550,077

Total Other
(Cost: $--)                                                    $550,077


Short-Term Securities (8.3%)(e)

Issuer            Effective         Amount                     Value(a)
                    yield         payable at
                                   maturity
Amsterdam Funding
  04-03-06           4.57%        $5,000,000(f)              $4,978,514
CAFCO LLC
  03-01-06           4.55          5,797,000(f)               5,796,267
Chesham Finance LLC
  03-01-06           4.56         15,300,000                 15,298,062
  03-07-06           4.52          5,000,000                  4,995,606
HSBC Finance
  03-01-06           4.57         11,603,000                 11,601,527
  05-08-06           4.59          3,000,000                  2,973,820
Kitty Hawk Funding
  03-13-06           4.52         13,000,000(f)              12,978,828
Old Line Funding
  03-08-06           4.51          4,000,000(f)               3,995,991
Park Granada LLC
  03-10-06           4.54         13,000,000(f)              12,983,642
  03-24-06           4.54          3,000,000(f)               2,990,940
  04-19-06           4.52          5,000,000(f)               4,968,784
Sedna Finance
  03-08-06           4.52          2,010,000                  2,007,981
  04-18-06           4.52          3,000,000                  2,981,645

Total Short-Term Securities
(Cost: $88,562,181)                                         $88,551,607

Total Investments in Securities
(Cost: $942,460,778)(h)                                  $1,101,351,189



See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
5 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 7.9% of net assets.

(d)   At Feb. 28, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.3% of net assets. 5.0% of net assets is the Fund's cash equivalent position.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $48,692,966 or 4.6% of net assets.

(g) Identifies issues considered to be illiquid as to their marketability. These securities may be valued at fair value according to methods selected in good faith by the Fund's Board of Directors. Information concerning such security holdings at Feb. 28, 2006, is as follows:

      Security                            Acquisition                  Cost
                                             date
      --------------------------------------------------------------------------
      Air France ADR
          Warrants                          05-05-04                    $--

(h) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $942,461,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                 $201,902,000

      Unrealized depreciation                                  (43,012,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                             $158,890,000
      --------------------------------------------------------------------------
The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.





  ------------------------------------------------------------------------------
  6 -- RIVERSOURCE SMALL CAP VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                              S-6239-80 E (4/06)

                              PORTFOLIO HOLDINGS
                                      FOR
                            RIVERSOURCE VALUE FUND
                               AT FEB. 28, 2006


INVESTMENTS IN SECURITIES

RiverSource Value Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

Common Stocks (98.2%)

Issuer                                Shares                   Value(a)

Aerospace & Defense (3.7%)
Boeing                                26,100                 $1,897,209
General Dynamics                      26,173                  3,226,346
Honeywell Intl                        69,725                  2,855,239
Lockheed Martin                        6,100                    444,507
Northrop Grumman                      27,500                  1,762,750
Raytheon                             144,137                  6,255,545
Total                                                        16,441,596

Automobiles (0.6%)
Honda Motor ADR                       83,000(c)               2,438,540

Beverages (3.3%)
Coca-Cola                             38,400                  1,611,648
Diageo ADR                           105,714(c)               6,522,554
PepsiCo                              106,300                  6,283,393
Total                                                        14,417,595

Biotechnology (1.3%)
Biogen Idec                           53,500(b)               2,527,875
MedImmune                             86,984(b)               3,174,046
Total                                                         5,701,921

Capital Markets (1.8%)
Bank of New York                     205,610                  7,040,086
Morgan Stanley                        12,580                    750,523
Total                                                         7,790,609

Chemicals (2.4%)
Monsanto                              71,139                  5,967,139
Praxair                               86,200                  4,653,076
Total                                                        10,620,215

Commercial Banks (2.7%)
Bank of America                      115,170                  5,280,544
Marshall & Ilsley                     43,140                  1,898,160
Mitsubishi UFJ Financial
  Group ADR                          169,739(c)               2,529,111
PNC Financial Services
  Group                               31,471                  2,213,985
Total                                                        11,921,800

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Commercial Services & Supplies (1.4%)
Waste Management                     185,614                 $6,173,522

Communications Equipment (1.4%)
Motorola                             283,700                  6,071,180

Computers & Peripherals (2.0%)
Hewlett-Packard                      187,300                  6,145,313
Sun Microsystems                     619,189(b)               2,582,018
Total                                                         8,727,331

Construction & Engineering (1.4%)
Fluor                                 69,844                  6,027,537

Diversified Financial Services (3.5%)
Citigroup                            150,200                  6,964,774
JPMorgan Chase & Co                  204,596                  8,417,079
Total                                                        15,381,853

Diversified Telecommunication Services (4.7%)
AT&T                                 350,480                  9,669,744
BellSouth                            139,200                  4,395,936
Sprint Nextel                         70,579                  1,696,013
Verizon Communications               151,300                  5,098,810
Total                                                        20,860,503

Electric Utilities (1.6%)
Ameren                                54,400                  2,756,448
PG&E                                  46,500                  1,769,325
Southern                              70,009                  2,382,406
Total                                                         6,908,179

Electrical Equipment (2.1%)
Emerson Electric                     111,000                  9,080,910

Energy Equipment & Services (3.1%)
Baker Hughes                          60,923                  4,140,936
Schlumberger                          82,068                  9,437,820
Total                                                        13,578,756

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Food & Staples Retailing (3.0%)
Kroger                               396,329(b)              $7,942,433
Wal-Mart Stores                      118,200                  5,361,552
Total                                                        13,303,985

Food Products (4.0%)
Campbell Soup                        210,574                  6,555,169
General Mills                         36,900                  1,817,325
Kraft Foods Cl A                     308,751(e)               9,290,317
Total                                                        17,662,811

Health Care Equipment & Supplies (3.1%)
Baxter Intl                          167,289                  6,331,889
Boston Scientific                    112,653(b)               2,750,986
Medtronic                             88,353                  4,766,644
Total                                                        13,849,519

Household Products (5.8%)
Clorox                                70,621                  4,304,350
Kimberly-Clark                       101,500                  6,006,770
Procter & Gamble                     257,460                 15,429,579
Total                                                        25,740,699

Industrial Conglomerates (1.7%)
General Electric                     222,320                  7,307,658

Insurance (4.8%)
ACE                                   49,300(c)               2,747,489
AFLAC                                104,600                  4,837,750
American Intl Group                  100,113                  6,643,499
Hartford Financial Services
  Group                               49,000                  4,036,620
XL Capital Cl A                       42,700(c)               2,884,385
Total                                                        21,149,743

Internet & Catalog Retail (0.4%)
IAC/InterActiveCorp                   67,100(b)               1,962,004

IT Services (3.0%)
Automatic Data Processing            196,511                  9,076,843
Electronic Data Systems              160,997                  4,298,620
Total                                                        13,375,463



See accompanying notes to investments in securities.

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1 -- RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

Issuer                                Shares                   Value(a)

Machinery (4.6%)
Caterpillar                           49,880                 $3,645,230
Deere & Co                            49,841                  3,801,373
Dover                                 25,100                  1,203,294
Eaton                                 31,055                  2,163,602
Pall                                  91,072                  2,679,338
Parker Hannifin                       90,081                  7,041,632
Total                                                        20,534,469

Media (2.0%)
Comcast Special Cl A                 160,344(b,e)             4,289,202
Tribune                              145,805                  4,461,633
Total                                                         8,750,835

Metals & Mining (3.3%)
Barrick Gold                         222,081(c)               6,078,357
Newmont Mining                       163,100                  8,631,252
Total                                                        14,709,609

Multi-Utilities & Unregulated Power (0.2%)
Dominion Resources                    13,771                  1,034,202

Oil & Gas (6.1%)
BP ADR                                65,200(c)               4,330,584
El Paso                              236,700                  3,096,036
Exxon Mobil                          338,280                 20,083,685
Total                                                        27,510,305

Common Stocks (continued)

Issuer                                Shares                   Value(a)

Paper & Forest Products (2.0%)
Intl Paper                           271,500                 $8,897,055

Pharmaceuticals (13.1%)
Eli Lilly & Co                         8,900                    495,018
GlaxoSmithKline ADR                  118,869(c)               6,040,923
Johnson & Johnson                     65,600                  3,781,840
Merck & Co                           134,600                  4,692,156
Novartis ADR                         203,100(c,e)            10,815,075
Pfizer                               491,609                 12,875,240
Schering-Plough                      143,697                  2,658,395
Teva Pharmaceutical Inds
  ADR                                117,761(c)               4,944,784
Wyeth                                246,500                 12,275,700
Total                                                        58,579,131

Road & Rail (1.3%)
Union Pacific                         66,600                  5,897,430

Software (2.0%)
Microsoft                            324,807                  8,737,308

Thrifts & Mortgage Finance (0.8%)
Fannie Mae                            22,178                  1,212,693
Freddie Mac                           32,600                  2,196,914
Total                                                         3,409,607

Total Common Stocks
(Cost: $373,719,784)                                       $434,553,880

Short-Term Securities (5.1%)(f)

Issuer                 Effective     Amount                   Value(a)
                         yield     payable at
                                    maturity
Commercial Paper
Amsterdam Funding
  04-03-06                4.57%   $5,000,000(d)              $4,978,514
HSBC Finance
  03-01-06                4.57     6,800,000                  6,799,136
Old Line Funding
  03-08-06                4.51     4,000,000(d)               3,995,991
Park Granada LLC
  03-10-06                4.54     4,000,000(d)               3,994,967
  03-24-06                4.54     3,000,000(d)               2,990,940

Total Short-Term Securities
(Cost: $22,762,426)                                         $22,759,548

Total Investments in Securities
(Cost: $396,482,210)(g)                                    $457,313,428

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2005.

(b)   Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Feb. 28, 2006, the value of foreign securities represented 11.1% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2006, the value of these securities amounted to $15,960,412 or 3.6% of net assets.

(e)   At Feb. 28, 2006, security was partially or fully on loan.

(f) Cash collateral received from security lending activity is invested in short-term securities and represents 3.5% of net assets. 1.6% of net assets is the Fund's cash equivalent position.

(g) At Feb. 28, 2006, the cost of securities for federal income tax purposes was approximately $396,482,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                     $69,180,000

      Unrealized depreciation                                      (8,349,000)
      --------------------------------------------------------------------------
      Net unrealized appreciation                                 $60,831,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------
2 -- RIVERSOURCE VALUE FUND -- PORTFOLIO HOLDINGS AT FEB. 28, 2006

                                                              S-6238-80 E (4/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP PARTNERS SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 25, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 25, 2006